   As filed with the Securities and Exchange Commission on September 5, 2003


                                        Securities Act Registration No. 33-31603
                                Investment Company Act Registration No. 811-5951
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------


                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         / /
                          PRE-EFFECTIVE AMENDMENT NO.                       / /
                        POST-EFFECTIVE AMENDMENT NO. 20                     /X/

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE                    / /
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 21                            /X/
                        (Check appropriate box or boxes)



                            ------------------------

                        SPECIAL MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                            NEWARK, NEW JERSEY 07102

              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 802-6469

                            JONATHAN D. SHAIN, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                            NEWARK, NEW JERSEY 07102

                    (Name and Address of Agent for Service)

             It is proposed that this filing will become effective
                            (check appropriate box):

      /X/  immediately upon filing pursuant to paragraph (b)
      / /  on (date) pursuant to paragraph (b)
      / /  60 days after filing pursuant to paragraph (a)(1)
      / /  on (date) pursuant to paragraph (a)(1)
      / /  75 days after filing pursuant to paragraph (a)(2)
      / /  on (date) pursuant to paragraph (a)(2) of Rule 485.

      If appropriate, check the following box:
      / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

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                                     PROSPECTUS

                                     SEPTEMBER 5, 2003


 SPECIAL MONEY MARKET FUND, INC.

                                     FUND TYPE
                                     Money Market

                                     OBJECTIVE
                                     High current income consistent with the
                                     preservation of principal and liquidity

                                     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

TABLE OF CONTENTS
-------------------------------------


1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
2       Evaluating Performance
3       Fees and Expenses

5       HOW THE FUND INVESTS
5       Investment Objective and Policies
6       Other Investments and Strategies
9       Investment Risks

10      HOW THE FUND IS MANAGED
10      Board of Directors
10      Manager
10      Investment Adviser
11      Distributor

12      FUND DISTRIBUTIONS AND TAX ISSUES
12      Distributions
12      Tax Issues

14      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUND
14      How to Buy Shares
17      How to Sell Your Shares
20      How to Exchange Your Shares
21      Telephone Redemptions or Exchanges
22      Expedited Redemption Privilege

23      FINANCIAL HIGHLIGHTS
23      Class A Shares
24      Class B Shares
25      Class C Shares
26      Class B/C Shares
27      Class Z Shares

        FOR MORE INFORMATION (Back Cover)


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    SPECIAL MONEY MARKET FUND, INC. [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the SPECIAL MONEY MARKET FUND, INC.--MONEY MARKET SERIES, which we refer to as "the Fund." Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. To achieve this objective, we principally invest the Fund's assets in commercial paper, asset-backed securities, funding agreements, bank notes, bills, notes, puts and obligations issued by foreign banks, foreign companies or foreign governments. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from $1 per share.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in certain asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of income.


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MONEY MARKET FUNDS
MONEY MARKET FUNDS--WHICH HOLD HIGH-QUALITY SHORT-TERM DEBT OBLIGATIONS--PROVIDE INVESTORS WITH A LOWER RISK, HIGHLY LIQUID INVESTMENT OPTION. THESE FUNDS ATTEMPT TO MAINTAIN A NET ASSET VALUE OF $1 PER SHARE, ALTHOUGH THERE CAN BE NO GUARANTEE THAT THEY WILL ALWAYS BE ABLE TO DO SO.
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RISK/RETURN SUMMARY
------------------------------------------------

    The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities.
    There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund. For more detailed information about the risks associated with the Fund, see "How the Fund Invests--Investment Risks."


EVALUATING PERFORMANCE

A number of factors--including risk--affect how the Fund performs. The following bar chart shows the Fund's performance for the last 10 years. The tables below compare the Fund's average annual returns and yield with those of a group of similar funds. The bar chart and tables below demonstrate the risk of investing in the Fund by showing how returns can change from year to year. Past performance, before and after taxes, is not necessarily an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.



ANNUAL RETURNS(1) (CLASS B/C SHARES) (AS OF 12/31/02)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993  2.84%
1994  3.80%
1995  5.57%
1996  4.94%
1997  5.09%
1998  5.07%
1999  4.74%
2000  5.90%
2001  3.91%
2002  1.26%

BEST QUARTER: 1.57% (4th quarter of 2000) WORST QUARTER: 0.27% (4th quarter of
2002)

(1) The Fund's returns are after deduction of expenses. The total return of Class B/C shares from 1-1-03 to 6-30-03 was 0.26%.

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2  SPECIAL MONEY MARKET FUND, INC.               [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
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  AVERAGE ANNUAL RETURNS(1) (AS OF 12/31/02)



                                1 YR   5 YR   10 YR     SINCE INCEPTION
  Class A Shares                1.13%    N/A    N/A  2.28% (since 1-26-01)
  Class B Shares                  N/A    N/A    N/A   N/A (since 9-9-02)
  Class C Shares                  N/A    N/A    N/A   N/A (since 9-9-02)
  Class B/C Shares              1.26%  4.16%  4.30%  4.63% (since 1-22-90)
  Class Z Shares                1.14%    N/A    N/A  1.30% (since 1-26-01)
  Lipper Average(2)             1.00%  3.90%  4.18%  N/A



  7-DAY YIELD(1) (AS OF 12/31/02)



  Class B/C Shares                   0.77%
  iMoneyNet, Inc. Taxable Prime
   Retail Average(3)                 0.74%



(1)  The Fund's returns and yield are after deduction of expenses.
(2) The Lipper Average is based upon the average return of all mutual funds in the Lipper U.S. Taxable Money Market Funds category. The returns would be lower if they included the effect of sales charges and taxes. Source:
     Lipper Inc.
(3) iMoneyNet, Inc. reports a seven-day current yield on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Taxable Prime Retail Average category as of December 31, 2002.



FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy shares of the Fund.

  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                           CLASS A  CLASS B  CLASS C  CLASS B/C  CLASS Z
  Maximum sales charge
   (load) imposed on
   purchases (as a
   percentage of offering
   price)                    None     None     None       None     None
  Maximum deferred sales
   charge (load) (as a
   percentage of the
   lower of original
   purchase price or sale
   proceeds)                 None       (1)      (1)        (1)    None
  Maximum sales charge
   (load) imposed on
   reinvested dividends
   and other
   distributions             None     None     None       None     None
  Redemption fee             None     None     None       None     None
  Exchange fee               None     None     None       None     None

(1) Shares of the Fund are sold without any sales charge. Shareholders who exchange into the Fund, however, may be subject to a Contingent Deferred Sales Charge (CDSC) imposed by the original fund upon their redemption of Fund shares depending on the date of purchase of shares of the original fund and the class of shares purchased. See "How to Buy, Sell and Exchange Shares of the Fund--How to Sell Your Shares." The CDSC is based on the period that shares of the original fund were held, calculated without regard to the period during which shares of the Fund are held. Investors should refer to the prospectus of the original fund for a description of the applicable CDSC.

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RISK/RETURN SUMMARY
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  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


                           CLASS A  CLASS B  CLASS C  CLASS B/C  CLASS Z
  Management fees            .50%     .50%     .50%       .50%     .50%
  + Distribution and
   service (12b-1) fees     .125%     None     None       None     None
  + Other expenses           .28%     .28%     .28%       .28%     .28%
  = TOTAL ANNUAL FUND
   OPERATING EXPENSES       .905%     .78%     .78%       .78%     .78%


EXAMPLE(1)
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Class A shares(1)             $ 93   $290   $504  $1,120
  Class B shares(1)             $580   $549   $533  $1,021
  Class C shares(1)             $580   $549   $533  $1,021
  Class B/C shares(1)           $580   $549   $533  $1,021
  Class Z shares                $ 80   $249   $433   $ 966



Class A, Class B, Class C and Class B/C shareholders would pay the following expenses on the same investment if they did not sell their shares:



                                1 YR  3 YRS  5 YRS  10 YRS
  Class A shares                 $93   $290   $504  $1,120
  Class B shares                 $80   $249   $433  $1,021
  Class C shares                 $80   $249   $433  $1,021
  Class B/C shares               $80   $249   $433  $1,021



(1) Shareholders who exchange Class A (in some cases), Class B or Class C shares of another fund into shares of the Fund are generally subject to a CDSC imposed by the original fund upon their redemption of Fund shares depending on the date of purchase of shares of the original fund. The example takes into account the CDSC generally applicable to Class B shares of an original fund. The example assumes a CDSC of 5%, although if you have held shares of the original fund for more than one year, the CDSC will be lower. Investors should refer to the prospectus of the original fund for further details about the applicable CDSC. For further information, see "How to Buy, Sell and Exchange Shares of the Fund--How to Sell Your Shares."

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4  SPECIAL MONEY MARKET FUND, INC.               [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
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INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. While we make every effort to achieve our objective, we can't guarantee success.

    The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage the Fund's portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act). As such, we will not acquire any security with an effective remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (1) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs), or, if only one NRSRO has rated the security, so rated by that NRSRO; (2) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (3) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars but may be issued by a foreign issuer. There is no limitation as to the amount of assets we can invest in the securities of foreign issuers.


    COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of underlying assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid as promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and provide an adjustable rate of interest.

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HOW THE FUND INVESTS
------------------------------------------------

    DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation would otherwise be due. This means that we can purchase longer-term securities because we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.
    Any of the money market instruments that the Fund may purchase may be accompanied by the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with liquidity to meet shareholder redemption requests.
    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.
    For more information about this Fund and its investments, see "How the Fund Invests--Investment Risks" and the Statement of Additional Information (SAI), "Description of the Fund, its Investments and Risks." The SAI contains additional information about the Fund. To obtain a copy, see the back cover of this prospectus.
    The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors of the Fund can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
While the Fund invests principally in the securities described above, it may invest in other securities or use certain investment strategies to increase returns or protect its assets, if market conditions warrant.
    The Fund intends to participate in one or more JOINT TRADING ACCOUNTS whereby the Fund, along with other investment companies managed by Prudential Investments LLC (PI), will jointly engage in repurchase agreements. Joint investment can allow the Fund to achieve better investment
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6  SPECIAL MONEY MARKET FUND, INC.               [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
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performance because of reduced transaction costs and greater investment leverage.
    The Fund may invest in DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities have varying interest rates and maturities, but they are all backed by the full faith and credit of the U.S. Government.
    Treasury debt obligations are sometimes "stripped" into their component parts: the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are usually sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. The Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.
    The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or Ginnie
Mae). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or Fannie Mae) and the Student Loan Marketing Association (SLMA or Sallie Mae), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.
    The Fund may invest up to 10% of its total assets in shares of OTHER INVESTMENT COMPANIES. Such investments can result in the duplication of management and advisory fees.

    The Fund may also use REPURCHASE AGREEMENTS, pursuant to which a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. These transactions constitute short-term cash loans by the Fund to the seller of the security. This creates a fixed return for the Fund.

    The Fund may use REVERSE REPURCHASE AGREEMENTS, pursuant to which we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. The Fund's use of
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HOW THE FUND INVESTS
------------------------------------------------

reverse repurchase agreements is limited to 15% of the value of its total assets.
    The Fund may purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.

    The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, generally they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.


    The Fund also follows certain policies when it BORROWS MONEY (the Fund can borrow up to 20% of the value of its total assets and may pledge up to 20% of its total assets to secure such borrowings); LENDS ITS SECURITIES to others (the Fund may lend up to 10% of its total assets); and holds ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market, privately placed commercial paper and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI, "Investment Restrictions."

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8  SPECIAL MONEY MARKET FUND, INC.               [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
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INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad market indexes, performance of the Fund can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the principal strategies and certain other investments of the Fund. Unless otherwise noted, the Fund's ability to engage in a particular type of investment is expressed as a percentage of total assets. For more information, see "Description of the Fund, Its Investments and Risks" in the SAI.


  INVESTMENT TYPE


% OF FUND'S TOTAL ASSETS     RISKS                       POTENTIAL REWARDS
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  HIGH-QUALITY MONEY         --  Credit risk--the        --  A source of regular
  MARKET OBLIGATIONS             risk that default of        interest income
                                 an issuer would         --  May be more secure
  UP TO 100%                     leave the Fund with         than stock and other
                                 unpaid interest or          equity securities
                                 principal                   since companies must
                             --  Market risk--the            pay their debts
                                 risk that bonds and         before they pay
                                 other debt                  dividends
                                 instruments may lose
                                 value because
                                 interest rates
                                 change or there is a
                                 lack of confidence
                                 in a group of
                                 borrowers or in an
                                 industry
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  MONEY MARKET               --  Foreign markets,        --  Investors may
  OBLIGATIONS OF                 economies and               realize higher
  FOREIGN ISSUERS                political systems           returns based upon
  (U.S. DOLLAR-                  may not be as stable        higher interest
  DENOMINATED)                   as those in the U.S.        rates paid on
                             --  Differences in              foreign investments
  UP TO 100%                     foreign laws,           --  Increased
                                 accounting                  diversification by
                                 standards, public           expanding the
                                 information and             allowable choices of
                                 custody and                 high-quality debt
                                 settlement practices        securities
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  ILLIQUID SECURITIES        --  May be difficult to     --  May offer a more
                                 value precisely             attractive yield or
  UP TO 10% OF NET ASSETS    --  May be difficult to         potential for growth
                                 sell at the time or         than more widely
                                 price desired               traded securities
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HOW THE FUND IS MANAGED
-------------------------------------

BOARD OF DIRECTORS

The Fund's Board of Directors (the Board) oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.


MANAGER
PRUDENTIAL INVESTMENTS LLC (PI)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102


    Under a management agreement with the Fund, PI manages the Fund's investment operations, administers its business affairs and is responsible for supervising the Fund's investment adviser. For the fiscal year ended June 30, 2003, the Fund paid PI management fees of .50% of the Fund's average daily net assets.


    PI and its predecessors have served as manager or administrator to investment companies since 1987. As of June 30, 2003, PI, a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential), served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the administrator to closed-end investment companies, with aggregate assets of approximately $110.1 billion.


INVESTMENT ADVISER
Prudential Investment Management, Inc. (PIM) is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.

    The PIM Fixed Income Group is organized into teams specializing in different sectors of the fixed income market: U.S. and non-U.S. government bonds and mortgages, U.S. and non-U.S. investment grade corporate bonds, high yield bonds, emerging markets bonds, municipal bonds, and money market securities.


    The Money Markets Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Fund. The Team develops and coordinates the Fund's investment strategy. "Top-down"

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10  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

HOW THE FUND IS MANAGED
------------------------------------------------


investment decisions such as maturity, yield curve, and sector positioning are made consistent with a PIM Fixed Income-wide Strategic Outlook, while "bottom-up" security selection is done by the Money Markets Sector Team. The Strategic Outlook is developed quarterly by a team led by the Chief Investment Officer and the Heads of each of the Sector Teams. The Strategic Outlook assesses the likely ranges of economic and interest rate scenarios to provide a Prudential Fixed Income-wide view on the economy, interest rates, yield curve, and risk levels in each major bond market, both U.S. and globally.


DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS or the Distributor) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A shares. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's Class A shares and provides certain shareholder support services. The Fund pays distribution and other fees from the assets of Class A shares to PIMS as compensation for its services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" table. Because these fees are paid from the assets of the Fund's Class A shares on a continuous basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. PIMS does not receive compensation from the Fund for distributing the Fund's Class B shares, Class C shares, Class B/C shares or Class Z shares.

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FUND DISTRIBUTIONS
AND TAX ISSUES
-------------------------------------


Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax-deferred plan or account.

    The following briefly discusses some of the important federal income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as INCOME, whether or not they are reinvested in the Fund.


    Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when the Fund sells its assets for a profit. Capital gain of a noncorporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the holder has a holding period greater than one year.


    For your convenience, Fund distributions of dividends and net capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions are subject to income taxes unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Fund--How to Buy Shares" at Step 4: Additional Shareholder Services.


TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099.
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12  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

FUND DISTRIBUTIONS
AND TAX ISSUES
------------------------------------------------

However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.
    Fund distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends in October, November or December of a calendar year and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal tax law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and if you fail to do so, or if you are otherwise subject to back-up withholding, we will withhold and pay to the U.S. Treasury a portion (currently 28%) of your distributions. Dividends of net investment income and net short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

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HOW TO BUY, SELL AND
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HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC (PMFS or Transfer Agent) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 8179
PHILADELPHIA, PA 19101


    You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.


STEP 2: CHOOSE A SHARE CLASS
The Fund offers Class A, Class B, Class C, Class B/C and Class Z shares. Except as noted below, the minimum initial investment for Class A, Class B, Class C and Class B/C shares is $1,000 and the minimum subsequent investment is $100. There is no minimum initial or subsequent investment requirement for Class Z shares. All minimum investment requirements are waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors.
    Class B, Class C and Class B/C shares of the Fund may be purchased only:

     -- through the exchange of Class B and Class C shares of other mutual funds distributed by PIMS without the imposition of a CDSC at the time of the exchange;

     -- through the exchange of certain other money market funds distributed by PIMS that were acquired by an investor prior to January 22, 1990 in exchange for shares of a mutual fund subject to a CDSC (minimum initial investment of $1,000 with no minimum subsequent investment);
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14  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
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     -- directly by investors (minimum initial investment of $1,000,000 with no minimum subsequent investment); or
     -- by certain retirement and employee savings plans with the proceeds from the sale of shares of The Target Portfolio Trust (no minimum initial or subsequent investment).

    Class Z shares of the Fund may be purchased by investors through the exchange of Class Z shares of other mutual funds distributed by PIMS. Class Z shares may also be purchased by qualified state tuition programs (529 plans).

MUTUAL FUND PROGRAMS. Class Z shares also can be purchased by participants in any fee-based program or trust program sponsored by the Fund's Manager or an affiliate that includes the Fund as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with the Fund's Manager or an affiliate relating to:
     -- Mutual fund "wrap" or asset allocation programs where the sponsor places fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services; or
     -- Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients both Class A shares and Class Z shares in the Fund in connection with different pricing options for their programs. Investors should carefully consider any separate transaction and other fees charged by these programs in connection with investing in each available shares class before selecting a share class.

PAYMENTS TO THIRD PARTIES FOR ACCOUNT MAINTENANCE. The Distributor or one of its affiliates may make ongoing payments from its own resources, to brokers, financial advisers and other persons for providing recordkeeping or otherwise facilitating the maintenance of shareholder accounts.
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HOW TO BUY, SELL AND
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STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
When you invest in a mutual fund, you buy shares of the fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.
    The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain a NAV of $1 at all times. Your broker may charge you a separate or additional fee for purchases of shares.

    We determine the NAV of our shares once each business day at 4:00 p.m. New York time, on days that the New York Stock Exchange (NYSE) is open for trading. Your purchase order or redemption request must be received by PMFS by the close of regular trading on the NYSE, usually 4:00 p.m. New York time, in order to receive the NAV for that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to purchase or sell is received after the close of regular trading on the NYSE. The NYSE is closed on most national holidays and Good Friday. We do not determine NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not materially affect the NAV.


STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and net capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash, you can indicate this preference on your application or notify the Transfer Agent in writing (at the address below) at
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16  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
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least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101


REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Fund shareholder in your household would like to receive a copy of the Fund's prospectus, shareholder report and proxy statement, please call us toll free at (800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.


HOW TO SELL YOUR SHARES

You can sell your shares of the Fund for cash (in the form of a check, by wire or by electronic deposit to your bank account) at any time, subject to certain restrictions. For more information about these restrictions, see "Restrictions on Sales" below.


    When you sell shares of the Fund--also known as redeeming shares--the price you will receive will generally be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If you acquired Class B, Class C or Class B/C shares of the Fund through the exchange of shares of another mutual fund distributed by PIMS, however, the proceeds from the sale of your shares of the Fund will be reduced by the amount of any applicable CDSC imposed by the other mutual fund. For more information, see "Contingent Deferred Sales Charge (CDSC)" below. If your broker holds your shares, your broker must receive your order to sell by 4:00 p.m. New York time, to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is

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HOW TO BUY, SELL AND
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received after the close of regular trading on the NYSE. If your broker does not hold your shares, contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101

    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay payment of your proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES
There are certain times when you may not be able to sell shares of the Fund, or when we may delay paying you the proceeds from a sale. To the extent permitted by the Securities and Exchange Commission (Commission), this may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."
    If you are selling more than $100,000 of shares, you want the redemption proceeds payable to or sent to someone or some place that is not in our records, or you are a business or a trust and if you hold your shares directly with PMFS, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer, savings institution or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."
    In addition, we may withhold wiring redemption proceeds if the Fund's investment adviser determines that the Fund could be adversely affected by making immediate payment, and we may take up to seven days to wire redemption proceeds.
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18  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
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CONTINGENT DEFERRED SALES CHARGE (CDSC)

Class Z shares of the Fund may be sold without any sales charge. If you own Class A (in some cases), Class B, Class C or Class B/C shares and you exchanged into the Fund from another mutual fund distributed by PIMS, however, you will be subject to any applicable CDSC imposed by the original fund when you sell your shares of the Fund. The amount of the CDSC imposed on your sale of shares of the Fund will depend on the date you purchased the shares of the original fund, without regard to the time the Class A, Class B, Class C or Class B/C shares were held in the Fund. You should read the prospectus of the original fund for a description of the applicable CDSC.


REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS
If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC, if applicable) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action. This involuntary sale does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA or some other qualified or tax-deferred plan or account.

90-DAY REPURCHASE PRIVILEGE
After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the same Fund and account without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your account with the appropriate number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the
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Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Fund for shares of the same class in the same family of funds distributed by PIMS as long as you satisfy the minimum investment requirements of such other mutual funds. For example, you can exchange Class A shares of the Fund for Class A shares of another mutual fund, but you can't exchange Class A shares of the Fund for Class B, Class C or
Class Z shares of another mutual fund.
    When you exchange Class A shares of the Fund for Class A shares of any other mutual fund, you will be subject to any sales charge that may be imposed by such other mutual fund. The sales charge is imposed at the time of your exchange.
    If you qualify to purchase Class Z shares, any Class A shares that you own will be automatically exchanged for Class Z shares on a quarterly basis. Eligibility for this special exchange privilege is determined on the business day prior to the date of the exchange.
    If you participate in any fee-based program where the Fund is an available investment option, your Class A shares, if any, will be automatically exchanged for Class Z shares when you elect to participate in the fee-based program. When you no longer participate in the program, all of your Class Z shares, including shares purchased while you were in the program, will be automatically exchanged for Class A shares.
    You can exchange Class B and Class C shares of another mutual fund distributed by PIMS for Class B, Class C or Class B/C shares of the Fund without imposition of a CDSC. If you sell your Class B, Class C or Class B/C shares of the Fund or re-exchange them for Class B or Class C shares of the original fund or another mutual fund within the same family of funds, your shares will be subject to any applicable CDSC upon the sale or any redemption after the re-exchange without regard to the time your shares were held in the Fund. You can only exchange Class B, Class C or Class B/C shares of the Fund into Class B or Class C shares of another mutual fund if you meet the minimum investment requirements of such other mutual fund. Class B, Class C or Class B/C shares of the Fund may not be exchanged for Class A or Class Z shares of any other fund.
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20  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
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    If you hold shares through a broker, you must exchange your shares through your broker. Otherwise, contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 8157
PHILADELPHIA, PA 19101

FREQUENT TRADING
Frequent trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Fund's investments. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled accounts. The decision may be based upon dollar amount, volume and frequency of trading. The Fund may notify a market timer of rejection of an exchange purchase order after the day the order is placed. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem your shares if the proceeds of the redemption do not exceed $100,000 by calling the Fund at (800) 225-1852 before 4:00 p.m., New York time. Certain restrictions apply, please see the section titled "Restrictions on Sales" for additional information. You may exchange your shares in any amount by calling the Fund at (800) 225-1852 before 4:00 p.m., New York time. You will receive a redemption or exchange amount based on that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following
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day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.

    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable for losses due to unauthorized or fraudulent telephone instructions if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
    The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.

EXPEDITED REDEMPTION PRIVILEGE

If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. The Fund must receive requests for expedited redemption prior to 4:00 p.m., New York time, to receive a redemption amount based on the day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

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22  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights below are intended to help you evaluate the Fund's financial performance for the past 5 years, or for the period since inception. The TOTAL RETURN in each chart represents the rate that a shareholder would have earned on an investment in that share class of the Fund, assuming investment at the start of the period, reinvestment of all dividends and other distributions and sale at the end of the period.


    A copy of the Fund's annual report, along with the Fund's audited financial statements and report of independent auditors, is available upon request, at no charge, as described on the back cover of this prospectus.


CLASS A SHARES

The financial highlights were part of the financial statements audited by PricewaterhouseCoopers LLP, independent auditors, whose report on those financial statements was unqualified.

 CLASS A SHARES (FISCAL YEARS ENDED 6-30)


                                                                   JANUARY 26, 2001(2)
                                                                         THROUGH
PER SHARE OPERATING PERFORMANCE          2003           2002          JUNE 30, 2001
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                     $1.00          $1.00             $1.00
 Net investment income and net
  realized gains                              .007           .019              .018
 Dividends and distributions to
  shareholders                               (.007)         (.019)            (.018)
 NET ASSET VALUE, END OF PERIOD              $1.00          $1.00             $1.00
 TOTAL RETURN(1)                              .71%          1.98%             1.90%
---------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2003           2002           2001
 NET ASSETS, END OF PERIOD (000)            $2,574         $2,164         $1,681
 AVERAGE NET ASSETS (000)                   $2,474         $2,082           $276
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees                    .91%           .87%           .83%(3)
 Expenses, excluding distribution
  and service (12b-1) fees                    .78%           .74%           .70%(3)
 Net investment income                        .66%          1.87%          4.23%(3)
--------------------------------------------------------------------------------



(1) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(2)  Commencement of offering of Class A shares.
(3)  Annualized.

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FINANCIAL HIGHLIGHTS
------------------------------------------------


CLASS B SHARES


The financial highlights were part of the financial statements audited by PricewaterhouseCoopers LLP, independent auditors, whose report on those financial statements was unqualified.



 CLASS B SHARES (FISCAL YEARS ENDED 6-30)



                                      SEPTEMBER 9,
                                     2002(2) THROUGH
PER SHARE OPERATING PERFORMANCE       JUNE 30, 2003
 NET ASSET VALUE, BEGINNING OF YEAR           $1.00
 Net investment income and net
  realized gains                               .006
 Dividends and distributions to
  shareholders                                (.006)
 NET ASSET VALUE, END OF YEAR                 $1.00
 TOTAL RETURN(1)                               .64%
----------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2003
 NET ASSETS, END OF YEAR (000)              $6,008
 AVERAGE NET ASSETS (000)                   $4,394
 RATIOS TO AVERAGE NET ASSETS:(3)
 Expenses, including distribution
  and service (12b-1) fees                    .78%
 Expenses, excluding distribution
  and service (12b-1) fees                    .78%
 Net investment income                        .65%
--------------------------------------------------



(1) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions. Total return for the period reported is not annualized.
(2)  Commencement of offering of Class B Shares.
(3)  Annualized.

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24  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
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CLASS C SHARES


The financial highlights were part of the financial statements audited by PricewaterhouseCoopers LLP, independent auditors, whose report on those financial statements was unqualified.



 CLASS C SHARES (FISCAL YEARS ENDED 6-30)



                                      SEPTEMBER 9,
                                     2002(2) THROUGH
PER SHARE OPERATING PERFORMANCE       JUNE 30, 2003
 NET ASSET VALUE, BEGINNING OF YEAR           $1.00
 Net investment income and net
  realized gains                               .006
 Dividends and distributions to
  shareholders                                (.006)
 NET ASSET VALUE, END OF YEAR                 $1.00
 TOTAL RETURN(1)                               .64%
----------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2003
 NET ASSETS, END OF YEAR (000)              $2,183
 AVERAGE NET ASSETS (000)                   $1,811
 RATIOS TO AVERAGE NET ASSETS:(3)
 Expenses, including distribution
  and service (12b-1) fees                    .78%
 Expenses, excluding distribution
  and service (12b-1) fees                    .78%
 Net investment income                        .67%
--------------------------------------------------



(1) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions. Total return for the period reported is not annualized.
(2)  Commencement of offering of Class C Shares.
(3)  Annualized.

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FINANCIAL HIGHLIGHTS
------------------------------------------------

CLASS B/C SHARES

The financial highlights were part of the financial statements audited by PricewaterhouseCoopers LLP, independent auditors, whose report on those financial statements was unqualified.


 CLASS B/C SHARES (FISCAL YEARS ENDED 6-30)


PER SHARE OPERATING PERFORMANCE          2003           2002           2001           2000           1999
 NET ASSET VALUE, BEGINNING OF YEAR          $1.00          $1.00          $1.00          $1.00          $1.00
 Net investment income and net
  realized gains                              .008           0.20           .054           .052           .047
 Dividends and distributions to
  shareholders                               (.008)         (0.20)         (.054)         (.052)         (.047)
 NET ASSET VALUE, END OF YEAR                $1.00          $1.00          $1.00          $1.00          $1.00
 TOTAL RETURN(1)                              .84%          2.11%          5.63%          5.32%          4.80%
--------------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2003           2002           2001           2000           1999
 NET ASSETS, END OF YEAR (000)            $193,130       $223,296       $263,196       $229,247       $320,524
 AVERAGE NET ASSETS (000)                 $236,506       $246,999       $252,744       $308,237       $330,135
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees                    .78%           .74%           .70%           .68%           .65%
 Expenses, excluding distribution
  and service (12b-1) fees                    .78%           .74%           .70%           .68%           .65%
 Net investment income                        .84%          2.11%          5.36%          5.17%          4.71%
--------------------------------------------------------------------------------------------------------------



(1) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

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26  SPECIAL MONEY MARKET FUND, INC.              [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
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CLASS Z SHARES

The financial highlights were part of the financial statements audited by PricewaterhouseCoopers LLP, independent auditors, whose report on those financial statements was unqualified.


 CLASS Z SHARES (FISCAL YEARS ENDED 6-30)


                                                                   JANUARY 26, 2001(2)
                                                                         THROUGH
PER SHARE OPERATING PERFORMANCE          2003           2002          JUNE 30, 2001
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                     $1.00          $1.00             $1.00
 Net investment income and net
  realized gains                              .008           .014              .001
 Dividends and distributions to
  shareholders                               (.008)         (.014)            (.001)
 NET ASSET VALUE, END OF PERIOD              $1.00          $1.00             $1.00
 TOTAL RETURN(1)                              .84%          1.43%             0.08%
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RATIOS/SUPPLEMENTAL DATA                 2003           2002           2001
 NET ASSETS, END OF PERIOD (000)            $2,515           $643            $50(4)
 AVERAGE NET ASSETS (000)                   $1,419            $83            $50(4)
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees                    .78%           .74%           .70%(3)
 Expenses, excluding distribution
  and service (12b-1) fees                    .78%           .74%           .70%(3)
 Net investment income                        .67%          1.27%          2.43%(3)
--------------------------------------------------------------------------------



(1) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(2)  Commencement of offering of Class Z shares.
(3) Ratios presented above have been annualized from the date of the first subscription which occurred on June 7, 2001.
(4)  Figure is actual and not rounded to nearest thousand.

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FOR MORE INFORMATION

Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:


SPECIAL MONEY MARKET FUND, INC.
P.O. BOX 8098
PHILADELPHIA, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)


Outside Brokers should contact:
Prudential Investment Management
Services LLC
P.O. Box 8310
Philadelphia, PA 19101
(800) 778-8769

Visit our websites at:

www.jennisondryden.com

www.strategicpartners.com

Additional information about the Fund
can be obtained without charge and can
be found in the following documents:
STATEMENT OF ADDITIONAL INFORMATION (SAI)
 (incorporated by reference into this prospectus)
ANNUAL REPORT
 (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)
SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST
publicinfo@sec.gov
 (The SEC charges a fee to copy documents.)

IN PERSON
Public Reference Room in
Washington, DC
 (For hours of operation, call
 1-202-942-8090)

VIA THE INTERNET

on the EDGAR Database at
http://www.sec.gov



Fund Symbols                              Nasdaq    CUSIP
                                          ------    -----
Class A                                     --    84741P102
Class B                                     --    84741P508
Class C                                     --    84741P607
Class B/C                                 PBSXX   84741P201
Class Z                                     --    84741P300



MF141A                                       Investment Company Act File
                                          No 811-5951

                        SPECIAL MONEY MARKET FUND, INC.
                      STATEMENT OF ADDITIONAL INFORMATION
                               SEPTEMBER 5, 2003



    Special Money Market Fund, Inc. (the Fund) is an open-end diversified management investment company which is currently comprised of one series, the Money Market Series (the Series or the Fund). The investment objective of the Fund is high current income consistent with the preservation of principal and liquidity. The Fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments maturing in thirteen months or less. There can be no assurance that the Fund's investment objective will be achieved. See "Description of the Fund, Its Investments and Risks" below.


    The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102 and its telephone number is (800) 225-1852.


    This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Fund's Prospectus dated September 5, 2003 (the Prospectus), a copy of which may be obtained at no charge from the Fund upon request at the address or telephone number noted above.



    The Fund's financial statements for the fiscal year ended June 30, 2003 are incorporated into this SAI by reference to the Fund's 2003 annual report to shareholders (File No. 811-5951). You may obtain a copy of the Fund's annual report at no charge by request to the Fund at the address or telephone number noted above.


                               TABLE OF CONTENTS


                                                                PAGE
                                                              --------
Fund History................................................  B-2
Description of the Fund, Its Investments and Risks..........  B-2
Investment Restrictions.....................................  B-5
Management of the Fund......................................  B-7
Control Persons and Principal Holders of Securities.........  B-13
Investment Advisory and Other Services......................  B-14
Brokerage Allocation and Other Practices....................  B-18
Capital Stock and Organization..............................  B-19
Purchase, Redemption and Pricing of Fund Shares.............  B-19
Net Asset Value.............................................  B-22
Taxes, Dividends and Distributions..........................  B-22
Calculation of Yield........................................  B-24
Financial Statements........................................  B-24
Appendix I-Description of Security Ratings..................  I-1
Appendix II-Proxy Voting Policies of the Subadviser.........  II-1


--------------------------------------------------------------------------------

MF141B

                                  FUND HISTORY

    The Fund was organized as a corporation under the laws of Maryland on October 20, 1989. Effective January 26, 2001, the Fund's name was changed from Prudential Special Money Market Fund, Inc. to Special Money Market Fund, Inc.

               DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

    (a) CLASSIFICATION. The Fund is an open-end diversified management investment company.

    (b) INVESTMENT STRATEGIES AND RISKS.

    The Fund's investment objective is high current income consistent with the preservation of principal and liquidity. While the principal investment policies and strategies for seeking to achieve this objective are described in the Fund's Prospectus, the Fund may from time to time also utilize the securities, instruments, policies and strategies described below in seeking to achieve its objective. The Fund may not be successful in achieving its objective and you can lose money.

OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES


    The Fund may invest in U.S. Treasury obligations including bills, notes, bonds and other debt obligations issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. The Fund will also invest in obligations which are guaranteed by federal agencies or instrumentalities and which may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. Instruments in which the Fund may invest which are not backed by the full faith and credit of the United States include obligations issued by the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association (FNMA), the Student Loan Marketing Association, Resolution Funding Corporation and the Tennessee Valley Authority, each of which under certain conditions has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. The Fund's investment in mortgage-backed securities (e.g., GNMA, FNMA and FHLMC certificates) will be made only to the extent such securities are used as collateral for repurchase agreements entered into by the Fund.


FLOATING RATE AND VARIABLE RATE SECURITIES

    The Fund may purchase "floating rate" and "variable rate" securities. Investments in floating or variable rate securities normally will involve securities which provide a rate that is set as a spread to a designated base rate, such as rates on Treasury bills, and, in some cases, that the purchaser can demand payment of the obligation at specified intervals or after a specified notice period (in each case a period of less than thirteen months) at par plus accrued interest, which amount may be more or less than the amount paid for them. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate.

DEMAND FEATURES AND GUARANTEES

    The Fund may purchase demand features and guarantees. A demand feature supporting a money market fund instrument can be relied upon in a number of respects. First, the demand feature can be relied upon to effectively shorten the maturity of the underlying instrument. Second, the demand feature, if unconditional, can be used to evaluate the credit quality of the underlying security. This means that the credit quality of the underlying security can be based solely on the credit quality of the unconditional demand feature supporting that security.

    A guarantee is a form of unconditional credit support that may include bond insurance, a letter of credit, and an unconditional demand feature. A money market fund holding a security subject to a guarantee may determine the credit quality of the underlying security solely on the basis of the credit quality of the supporting guarantee.

    The Fund can invest 10% of its total assets in securities directly issued by, or supported by, a demand feature provider or guarantor. Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act) provides a more stringent limit on demand features and guarantees that are "second tier securities" under the Rule; that is, those securities that are rated in the second highest category by a specified number of rating organizations. Specifically, Rule 2a-7 provides that a money market fund cannot invest more than 5% of its total assets in securities directly issued or supported by second tier demand features or guarantees that are issued by the same entity.

LIQUIDITY PUTS

    The Fund may purchase money market instruments together with the right to resell the instruments at an agreed-upon price or yield within a specified period prior to the maturity date of the instruments. Such a right to resell is commonly known as a "put," and the aggregate price which the Fund pays for instruments with a put may be higher than the price which otherwise would be paid for the instruments. Consistent with the Fund's investment objective and applicable rules issued by the Securities and Exchange Commission (Commission) and subject to the supervision of the Board of Directors, the purpose of this practice is to permit the Fund to be fully invested while preserving the necessary liquidity to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Fund may choose to exercise puts during periods in which proceeds from sales of its shares and from recent sales of portfolio securities are insufficient to meet redemption requests or when the funds available are otherwise allocated for investment. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the investment adviser considers, among other things, the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Fund's portfolio.

    The Fund values instruments which are subject to puts at amortized cost; no value is assigned to the put. The cost of the put, if any, is carried as an unrealized loss from the time of purchase until it is exercised or expires.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans of the Fund do not exceed in the aggregate 10% of the value of its total assets, and provided that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral (which may include a secured letter of credit) that is equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest on the loaned securities, while at the same time earning interest either directly from the borrower or on the cash collateral which will be invested in short-term obligations. Any voting rights, or rights to consent, relating to the securities loaned pass to the borrower. However, if a material event affecting the securities which are the subject of the loan occurs, such loans will be called so that the securities may be voted by the Fund.

    A loan may be terminated by the borrower on one business day's notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Directors of the Fund. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

    The Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

ILLIQUID SECURITIES


    The Fund may not hold more than 10% of its net assets in illiquid securities. If the Fund were to exceed this limit, the investment adviser would take prompt action to reduce the Fund's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law. Illiquid securities include repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities), privately placed commercial paper and securities that are not readily marketable (either within or outside of the United States).


    Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement securities or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


    A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such securities.


    Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.


    Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid under procedures established by the Fund's Board of Directors. The Fund's investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (a) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (b) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to a demand right are deemed to have a maturity equal to the notice period.


SECURITIES OF OTHER INVESTMENT COMPANIES

    The Fund may invest up to 10% of its total assets in securities of other money market funds. To the extent that the Fund invests in securities of other registered investment companies, shareholders of the Fund may be subject to duplicate management and advisory fees.

BORROWING


    The Fund may borrow from banks (including through entering into reverse repurchase agreements) up to and including 20% of the value of its total assets taken at the lower of cost or current value for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to and including 20% of its total assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings (other than permissible securities loans) exceed 5% of its total assets.


REPURCHASE AGREEMENTS

    The Fund may purchase securities and concurrently enter into repurchase agreements, pursuant to which the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). The repurchase agreements provide that the Fund will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Fund, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized by U.S. Government obligations in an amount at least equal to the resale price. Such collateral will be held by State Street Bank and Trust Company (State Street), the Fund's custodian, either directly or through a sub-custodian, either physically or in a book-entry account.

    The Fund will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the Fund's investment adviser. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds upon sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Fund will suffer a loss if the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code because the law regarding the rights of the Fund is unsettled. As a result, under these circumstances, there may be a restriction on the Fund's ability to sell the collateral, and the Fund could suffer a loss.

    The Fund intends to participate in a joint repurchase account with other investment companies managed by Prudential Investments LLC (PI or the Manager) pursuant to an order of the Commission. On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. The Fund participates in the income earned or accrued in the joint account based on the percentage of its investment. In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated sub-custodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which equals or exceeds the resale price of the agreement. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization on the collateral by the Fund may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS

    Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by the Fund with an agreement to repurchase the securities at a specified price, date and interest payment. The Fund intends only to use reverse repurchase agreements when it will be to its advantage to do so. These transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Fund may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund's portfolio. The Fund's Custodian will maintain in a segregated account cash or other liquid assets maturing not later than the expiration of the reverse repurchase agreements having a value equal to or greater than such commitments. Although the Fund can invest up to 15% of its total assets in reverse repurchase agreements, it does not intend to enter into reverse repurchase agreements during the coming year.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    The Fund may purchase securities on a "when-issued" or "delayed delivery basis". When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund will limit such purchases to those for which the date of delivery and payment falls within 90 days of the date of the commitment. The Fund will make commitments to purchase such when-issued securities only with the intention of actually acquiring the securities. The Fund's Custodian will segregate cash or other liquid assets having a value equal to or greater than the Fund's purchase commitments. If the Fund chooses to dispose of the when-issued security prior to its reciept of, and payment for, the security, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

SEGREGATED ASSETS

    The Fund segregates with its Custodian, State Street, cash, U.S. Government securities, equity securities (including foreign securities), debt securities or other liquid, unencumbered assets equal in value to its obligations in respect of potentially leveraged transactions. These include when-issued and delayed delivery securities. If collateralized or otherwise covered, in accordance with Commission guidelines, these will not be deemed to be senior securities. The assets segregated will be marked-to-market daily.

                            INVESTMENT RESTRICTIONS

    The Fund's investment objective and the following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities," when used in this SAI, means the lesser of (1) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (2) more than 50% of the outstanding voting shares. With respect to the submission of a change in fundamental policy or investment objective of the Fund, such matters shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of such matters, as provided above.


    1. The Fund may not: Issue senior securities or borrow money or pledge its assets, except as permitted by the Investment Company Act of 1940, and the rules and regulations promulgated thereunder, as each may be amended from time to time except to the extent that the Fund may be permitted to do so by exemptive order, SEC release, no-action letter or similar relief or interpretations (collectively, the "1940 Act Laws, Interpretations and Exemptions"). For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivative and hedging transactions such as interest rate swap transactions, and collateral arrangements with respect thereto, and transactions similar to any of the foregoing, and collateral arrangements with respect thereto, and obligations of the Fund to Directors pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.



    2. The Fund may not: Buy or sell real estate, except that investment in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.



    3. The Fund may not: Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.



    4. The Fund may make loans, including loans of assets of the Fund, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the 1940 Act Laws, Interpretations and Exemptions. The acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or instruments similar to any of the foregoing will not be considered the making of a loan, and is permitted if consistent with the Fund's investment objective



    5. The Fund may not: Buy or sell physical commodities or contracts involving physical commodities. The Fund may purchase and sell (i) derivative, hedging and similar instruments such as financial futures and options thereon, and
(ii) securities or instruments backed by, or the return from which is linked to, physical commodities or currencies, such as forward currency exchange contracts, and the Fund may exercise rights relating to such instruments, including the right to enforce security interests and to hold physical commodities and contracts involving physical commodities acquired as a result of the Fund's ownership of instruments supported or secured thereby until they can be liquidated in an orderly manner.



    6. The Fund may not: Purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the Investment Company Act of 1940, and the rules and regulations promulgated thereunder, as each may be amended from time to time, except to the extent that the Fund may be permitted to do so by the 1940 Act Laws, Interpretations and Exemptions.



    7. The Fund may not: Purchase any security if as a result 25% or more of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry, except for temporary defensive purposes, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.



    Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take action within three days to reduce its borrowing, as required by applicable law.



    In addition to the fundamental policies listed above, the Fund's Board of Directors has approved the following non-fundamental policies. Non-fundamental policies may be changed with the approval of the Board of the Directors.



    1. The Fund may not: Make investments for the purpose of exercising control or management.

    2. The Fund may not: Purchase common stock or other voting securities, preferred stock, warrants or other equity securities, except as may be permitted by the Fund by restriction number 3 below.



    3. The Fund may not: Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.


                             MANAGEMENT OF THE FUND


    Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be "interested persons" of the Fund as defined in the 1940 Act, are referred to as "Independent Directors." Directors who are deemed to be "interested persons" of the Fund are referred to as "Interested Directors." "Fund Complex"+ consists of the Fund and any other investment companies managed by Prudential Investments LLC (PI).


                             INDEPENDENT DIRECTORS


                                                                                       NUMBER OF
                                              TERM OF                                PORTFOLIOS IN
                                POSITION   OFFICE*** AND                             FUND COMPLEX      OTHER DIRECTORSHIPS
                                WITH THE     LENGTH OF      PRINCIPAL OCCUPATIONS     OVERSEEN BY          HELD BY THE
 NAME, ADDRESS** AND AGE          FUND      TIME SERVED    DURING PAST FIVE YEARS      DIRECTOR           DIRECTOR****
 -----------------------          ----      -----------    ----------------------      --------           ------------
 David E.A. Carson (69)        Director     Since 2003    Director (January               97        Director of United
                                                           2000-May 2000), Chairman                  Illuminating and UIL
                                                           (January 1999-December                    Holdings (utility
                                                           1999), Chairman and                       company), since 1993.
                                                           Chief Executive Officer
                                                           (January 1996-December
                                                           1998) and President,
                                                           Chairman and Chief
                                                           Executive Officer
                                                           (1983-1997) of People's
                                                           Bank.

 Robert E. La Blanc (69)       Director     Since 1996    President (since 1981) of      107        Director of Storage
                                                           Robert E. La Blanc                        Technology Corporation
                                                           Associates, Inc.                          (since 1979)
                                                           (telecommunications);                     (technology), Chartered
                                                           formerly General Partner                  Semiconductor
                                                           at Salomon Brothers and                   Manufacturing, Ltd.
                                                           Vice-Chairman of                          (since 1998)
                                                           Continental Telecom;                      (Singapore); Titan
                                                           Trustee of Manhattan                      Corporation
                                                           College.                                  (electronics, since
                                                                                                     1995), Computer
                                                                                                     Associates
                                                                                                     International, Inc.
                                                                                                     (since 2002) (software
                                                                                                     company); Director
                                                                                                     (since 1999) of First
                                                                                                     Financial Fund, Inc. and
                                                                                                     Director (since April
                                                                                                     1999) of The High Yield
                                                                                                     Plus Fund, Inc.

 Douglas H. McCorkindale (64)  Director     Since 2003    Chairman (since February        99        Director of Gannett Co.,
                                                           2001), Chief Executive                    Inc., Director of
                                                           Officer (since June                       Continental Airlines
                                                           2000) and President                       Inc., (since May 1993);
                                                           (since September 1997)                    Director of Lockheed
                                                           of Gannett Co. Inc.                       Martin Corp. (aerospace
                                                           (publishing and media),                   and defense) (since May
                                                           formerly Vice Chairman                    2001); Director of High
                                                           (March 1994-May 2000) of                  Yield Plus Fund, Inc.
                                                           Gannett Co., Inc.                         (since 1996).

                                                                                       NUMBER OF
                                              TERM OF                                PORTFOLIOS IN
                                POSITION   OFFICE*** AND                             FUND COMPLEX      OTHER DIRECTORSHIPS
                                WITH THE     LENGTH OF      PRINCIPAL OCCUPATIONS     OVERSEEN BY          HELD BY THE
 NAME, ADDRESS** AND AGE          FUND      TIME SERVED    DURING PAST FIVE YEARS      DIRECTOR           DIRECTOR****
 -----------------------          ----      -----------    ----------------------      --------           ------------
 Stephen P. Munn (61)          Director     Since 2003    Chairman of the Board          105        Chairman of the Board
                                                           (since 1994) and                          (since January 1994) and
                                                           formerly Chief Executive                  Director (since 1988) of
                                                           Officer (1988-2001) and                   Carlisle Companies
                                                           President of Carlisle                     Incorporated
                                                           Companies Incorporated.                   (manufacturer of
                                                                                                     industrial products);
                                                                                                     Director of Gannett Co.,
                                                                                                     Inc. (publishing and
                                                                                                     media).

 Richard A. Redeker (60)       Director     Since 2003    Formerly Management            100                   --
                                                           Consultant of Invesmart
                                                           Inc. (August
                                                           2001-October 2001),
                                                           formerly employee of
                                                           Prudential Investments
                                                           (October 1996-December
                                                           1998).

 Robin B. Smith (63)           Director     Since 1996    Chairman of the Board          107        Director of BellSouth
                                                           (since January 2003) of                   Corporation (since
                                                           Publishers Clearing                       1992).
                                                           House (direct
                                                           marketing), formerly
                                                           Chairman and Chief
                                                           Executive Officer
                                                           (August 1996-January
                                                           2003) of Publishers
                                                           Clearing House.

 Stephen Stoneburn (60)        Director     Since 1989    President and Chief            105                   --
                                                           Executive Officer (since
                                                           June 1996) of Quadrant
                                                           Media Corp. (a
                                                           publishing company);
                                                           formerly President (June
                                                           1995-June 1996) of Argus
                                                           Integrated Media, Inc.;
                                                           Senior Vice President
                                                           and Managing Director
                                                           (January 1993-1995) of
                                                           Cowles Business Media
                                                           and Senior Vice
                                                           President of Fairchild
                                                           Publications, Inc
                                                           (1975-1989).

 Clay T. Whitehead (64)        Director     Since 1999    President (since 1983) of      104        Director (since 2000) of
                                                           National Exchange Inc.                    First Financial Fund,
                                                           (new business                             Inc. and Director (since
                                                           development firm).                        2000) of The High Yield
                                                                                                     Plus Fund, Inc.

                              INTERESTED DIRECTORS


                                                                                       NUMBER OF
                                              TERM OF                                PORTFOLIOS IN
                                POSITION   OFFICE*** AND                             FUND COMPLEX      OTHER DIRECTORSHIPS
                                WITH THE     LENGTH OF      PRINCIPAL OCCUPATIONS     OVERSEEN BY          HELD BY THE
 NAME, ADDRESS** AND AGE          FUND      TIME SERVED    DURING PAST FIVE YEARS      DIRECTOR           DIRECTOR****
 -----------------------          ----      -----------    ----------------------      --------           ------------
 *Robert F. Gunia (56)         Director     Since 1996    Executive Vice President       187        Vice President and
                               and Vice                    and Chief Administrative                  Director (since May
                               President                   Officer (since June                       1989) and Treasurer
                                                           1999) of PI; Executive                    (since 1999) of The Asia
                                                           Vice President and                        Pacific Fund, Inc.
                                                           Treasurer (since January
                                                           1996) of PI; President
                                                           (since April 1999) of
                                                           Prudential Investment
                                                           Management Services LLC
                                                           (PIMS); Corporate Vice
                                                           President (since
                                                           September 1997) of The
                                                           Prudential Insurance
                                                           Company of America;
                                                           Director, Executive Vice
                                                           President and Chief
                                                           Administrative Officer
                                                           (since May 2003) of
                                                           American Skandia
                                                           Investment Services,
                                                           Inc., American Skandia
                                                           Advisory Services, Inc.,
                                                           and American Skandia
                                                           Fund Services, Inc.;
                                                           formerly Senior Vice
                                                           President (March
                                                           1987-May 1999) of
                                                           Prudential Securities.

 *Judy A. Rice (55)            Director     Since 2000    President, Chief               102                   --
                               and                         Executive Officer, Chief
                               President    Since 2003     Operating Officer and
                                                           Officer-in-Charge (since
                                                           2003) of PI; Director,
                                                           Officer-in-Charge,
                                                           President, Chief
                                                           Executive Officer and
                                                           Chief Operating Officer
                                                           (since May 2003) of
                                                           American Skandia
                                                           Advisory Services, Inc.;
                                                           Director,
                                                           Officer-in-Charge,
                                                           President, Chief
                                                           Executive Officer and
                                                           Chief Operating Officer
                                                           (since May 2003) of
                                                           American Skandia
                                                           Investment Services,
                                                           Inc.; Director,
                                                           Officer-in-Charge,
                                                           President, Chief
                                                           Executive Officer (since
                                                           May 2003) of American
                                                           Skandia Fund Services,
                                                           Inc.; formerly various
                                                           positions to Senior Vice
                                                           President (1992-1999) of
                                                           Prudential Securities;
                                                           and various positions to
                                                           Managing Director
                                                           (1975-1992) of Salomon
                                                           Smith Barney; Member of
                                                           Board of Governors of
                                                           the Money Management
                                                           Institute.

    Information pertaining to the Officers of the Fund who are not also Directors is set forth below.

                                    OFFICERS


                                                       TERM OF
                                                    OFFICE*** AND
                                    POSITION          LENGTH OF                 PRINCIPAL OCCUPATIONS
 NAME, ADDRESS** AND AGE            WITH FUND        TIME SERVED                DURING PAST FIVE YEARS
 -----------------------            ---------        -----------                ----------------------
 Marguerite E. H. Morrison     Chief Legal Officer   Since 2003    Vice President and Chief Legal Officer--Mutual
 (47)                          and                                  Funds and Unit Investment Trusts (since August
                               Assistant Secretary   Since 2002     2000) of Prudential; Senior Vice President and
                                                                    Secretary (since April 2003) of PI; Senior Vice
                                                                    President and Secretary (since May 2003) of
                                                                    American Skandia Investment Services, Inc.,
                                                                    American Skandia Advisory Services, Inc. and
                                                                    American Skandia Fund Services, Inc.; Vice
                                                                    President and Assistant Secretary of PIMS
                                                                    (since October 2001), previously Senior Vice
                                                                    President and Assistant Secretary (February
                                                                    2001-April 2003) of PI, Vice President and
                                                                    Associate General Counsel (December
                                                                    1996-February 2001) of PI.

 Grace C. Torres (44)          Treasurer and         Since 1997    Senior Vice President (since January 2000) of
                               Principal Financial                  PI; Senior Vice President and Assistant
                               and Accounting                       Treasurer (since May 2003) of American Skandia
                               Officer                              Investment Services, Inc. and American Skandia
                                                                    Advisory Services Inc.; formerly First Vice
                                                                    President (December 1996-January 2000) of PI
                                                                    and First Vice President (March 1993-1999) of
                                                                    Prudential Securities.

 Jonathan D. Shain (45)        Secretary             Since 2001    Vice President and Corporate Counsel (since
                                                                    August 1998) of Prudential; Vice President and
                                                                    Assistant Secretary (since May 2003) of
                                                                    American Skandia Investment Services, Inc.;
                                                                    Vice President and Assistant Secretary (since
                                                                    May 2003) of American Skandia Fund Services,
                                                                    Inc.; formerly Attorney with Fleet Bank, N.A.
                                                                    (January 1997-July 1998) and Associate Counsel
                                                                    (August 1994-January 1997) of New York Life
                                                                    Insurance Company.

 Maryanne Ryan (38)            Anti-Money            Since 2002    Vice President, Prudential (since November
                               Laundering                           1998), First Vice President, Prudential
                               Compliance Officer                   Securities (March 1997-May 1998); Anti- Money
                                                                    Laundering Officer (since May 2003) of American
                                                                    Skandia Investment Services, Inc., American
                                                                    Skandia Advisory Services, Inc. and American
                                                                    Skandia Marketing, Inc.


------------


+ The Fund Complex consists of all investment companies managed by PI. Effective May 1, 2003, the Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, American Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10 and 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential's Gibraltar Fund.



* "Interested" Director, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).


**   Unless otherwise noted, the address of the Directors and Officers is c/o:
     Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.


*** There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individual's length of service as Director and/or Officer.


**** This column includes only directorships of companies required to register, or file reports with the Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

    The Fund has Directors who, in addition to overseeing the actions of the Fund's Manager, Subadviser and Distributor, decide upon matters of general policy in accordance with the laws of the state of Maryland and the 1940 Act. In addition to their functions set forth under "Investment Advisory and Other Services--Manager and Investment Adviser" and "--Principal Underwriter, Distributor and Rule 12b-1 Plan", the Directors also review the actions of the Fund's Officers, who conduct and supervise the daily business operations of the Fund. Pursuant to the Fund's Articles of Amendment and Restatement, the Board of Directors may contract for advisory and management services for the Fund or for any of its series (or class thereof). Any such contract may permit the Manager to delegate certain or all of its duties under such contracts to qualified investement advisers and administrators.


    Directors and Officers of the Fund are also directors, trustees and officers of some or all of the other investment companies advised by the Fund's Manager and distributed by PIMS.

    Pursuant to the Management Agreement with the Fund, the Manager pays all compensation of Officers and employees of the Fund as well as the fees and expenses of all Interested Directors of the Fund.

                           STANDING BOARD COMMITTEES

    The Board of Directors has established two standing committees in connection with the governance of the Fund--Audit and Nominating.


    The Audit Committee consists of three of the Independent Directors. The responsibilities of the Audit Committee are to assist the Board of Directors in overseeing the Fund's independent auditors, accounting policies and procedures, and other areas relating to the Fund's auditing processes. The Audit Committee is responsible for pre-approving all audit services and any permitted non-audit services to be provided by the auditors directly to the Fund. The Audit Committee is also responsible for pre-approving permitted non-audit services to be provided by the auditors to (1) the Manager and (2) any entity in a control relationship with the Manager that provides ongoing services to the Fund, provided that the engagement of the accounting firm relates directly to the operation and financial reporting of the Fund. The scope of the Audit Committee's responsibility is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent auditors' responsibility to plan and carry out a proper audit. The Audit Committee met four times during the fiscal year ended June 30, 2003.



    The Nominating Committee consists of all of the Independent Directors. This committee interviews and recommends to the Board persons to be nominated for election as Directors by the Fund's shareholders and selects and proposes nominees for election by the Board between annual meetings. This Committee does not normally consider candidates proposed by shareholders for election as Directors. The Nominating Committee also reviews the independence of Directors serving on the Board and recommends to the Board Independent Directors to be selected for membership on Board Committees. The Nominating Committee reviews each Director's investment in the Fund, matters relating to Director compensation and expenses and compliance with the Fund's retirement policy. The Nominating Committee met two times during the fiscal year ended June 30, 2003.



    In addition to the two standing committees of the Fund, the Board of Directors has also approved Director participation in an Executive Committee designed to coordinate the governance of all of the mutual funds in the Prudential mutual fund complex. The role of the Executive Committee is solely advisory and consultative, without derogation of any of the duties or responsibilities of the Board of Directors. The following Independent Directors serve on the Executive Committee: Robert E. La Blanc and Robin B. Smith. Independent Directors from other funds in the Prudential mutual fund complex also serve on the Executive Committee. The responsibilities of the Executive Committee include: facilitating communication and coordination between the Independent Directors and fund management on issues that affect more than one fund; serving as a liaison between the Boards of Directors/Trustees of funds and fund management; developing, in consultation with outside counsel and management, draft agendas for Board meetings; reviewing and recommending changes to Board practices generally and monitoring and supervising the performance of legal counsel to the funds generally and the Independent Directors.


    The Fund pays each of its Independent Directors annual compensation in addition to certain out-of-pocket expenses. Directors who serve on the Committees may receive additional compensation. The amount of compensation paid to each Independent Director may change as result of the introduction of additional funds upon whose Boards the Directors may be asked to serve.

    Independent Directors may defer receipt of their Directors' fees pursuant to a deferred fee agreement with the Fund. Under the terms of such agreement, the Fund accrues deferred Directors' fees daily, which, in turn, accrues interest at a rate equivalent to the prevailing rate of 90-day U.S. Treasury bills at the beginning of each calendar quarter or, at the daily rate of return of any Prudential Mutual Fund chosen by the Director. The Fund's obligation to make payments of deferred Directors' fees, together with interest thereon is a general obligation of the Fund.

    The Fund has no retirement or pension plan for its Directors.


    The following table sets forth the aggregate compensation paid by the Fund for the fiscal year ended June 30, 2003 to the Independent Directors. The table also shows aggregate compensation paid to those Directors for service on the Fund's Board and the Board of any other investment company in the Fund Complex, for the calendar year ended December 31, 2002.


                               COMPENSATION TABLE


                                                                                TOTAL 2002
                                                                               COMPENSATION
                                                                                 FROM FUND
                                                                                 AND FUND
                                                               AGGREGATE       COMPLEX PAID
                                                              COMPENSATION    TO INDEPENDENT
NAME AND POSITION                                              FROM FUND         DIRECTORS
-----------------                                             ------------   -----------------
David E.A. Carson***........................................    None               None
Delayne Dedrick Gold -- Director(1).........................     $1,458      $186,250 (36/88)*
Robert E. La Blanc -- Director..............................     $1,503      $137,250 (20/77)*
Douglas H. McCorkindale***..................................    None         $115,000 (18/77)*
Stephen P. Munn***..........................................    None         $118,000 (23/72)*
Richard A. Redeker***.......................................    None         $120,500 (23/72)*
Robin B. Smith -- Director**................................     $1,450      $120,500 (26/69)*
Stephen Stoneburn -- Director...............................     $1,458      $120,250 (18/75)*
Nancy H. Teeters -- Director(1).............................     $1,475      $123,000 (24/71)*
Clay T. Whitehead -- Director...............................     $1,450      $196,750 (32/94)*


------------
  * Indicates number of funds/portfolios in Fund Complex (including the Fund) to which aggregate compensation relates.

 ** Although the last column shows the total amount paid to Directors from the Fund Complex during the calendar year ended December 31, 2002, such compensation was deferred at the election of this Director, in total or in part, under the Fund's deferred fee agreement. Including accrued interest on amounts deferred through December 31, 2002, the total amount of deferred compensation for the year amounted to $58,669 and $67,374 for Mr. McCorkindale and Ms. Smith, respectively.


*** Messrs. Carson, McCorkindale, Munn and Redeker were elected as Directors at a meeting on July 2, 2003. Mr. Carson did not receive compensation from the Fund or Fund Complex. Messrs. McCorkindale, Munn and Redeker did not receive compensation from the Fund.


 (1) Effective July 2, 2003, Ms. Gold resigned as Director of the Fund and effective April 23, 2003, Ms. Teeters became a Director Emeritus.


    Directors and Officers who are interested do not receive compensation from the Fund or any fund in the Fund Complex and therefore are not shown in the Compensation table.

    The following table sets forth the dollar range of equity securities in the Fund beneficially owned by a Director, and, on an aggregate basis, in all registered investment companies overseen by a Director in the Fund Complex as of December 31, 2002.


                         DIRECTOR SHARE OWNERSHIP TABLE

                             INDEPENDENT DIRECTORS


                                                             AGGREGATE DOLLAR RANGE
                                                           OF EQUITY SECURITIES IN ALL
                                                              REGISTERED INVESTMENT
                                  DOLLAR RANGE OF EQUITY      COMPANIES OVERSEEN BY
NAME OF DIRECTOR                  SECURITIES IN THE FUND    DIRECTOR IN FUND COMPLEX
----------------                  ----------------------    ------------------------
Delayne Dedrick Gold............       $1-$10,000                over $100,000
Robert E. La Blanc..............           --                    over $100,000
Robin B. Smith..................    $10,001-$50,000              over $100,000
Stephen Stoneburn...............           --                    over $100,000
Nancy H. Teeters................           --                     $1-$10,000
Clay T. Whitehead...............           --                    over $100,000


                              INTERESTED DIRECTORS


                                                             AGGREGATE DOLLAR RANGE
                                                           OF EQUITY SECURITIES IN ALL
                                                              REGISTERED INVESTMENT
                                  DOLLAR RANGE OF EQUITY      COMPANIES OVERSEEN BY
NAME OF DIRECTOR                  SECURITIES IN THE FUND    DIRECTOR IN FUND COMPLEX
----------------                  ----------------------    ------------------------
Robert F. Gunia.................          --                     over $100,000
David R. Odenath, Jr.(1)........          --                     over $100,000
Judy A. Rice....................          --                     over $100,000


------------

(1)  Effective July 2, 2003, Mr. Odenath resigned as Director of the Fund.



    The following table sets forth information regarding each class of securities owned beneficially or of record by each Independent Director, and his/her immediate family members, in an investment adviser or principal underwriter of the Fund or a person (other than a registered investment company) directly or indirectly "controlling", "controlled by", or "under common control with" (within the meaning of the 1940 Act) an investment adviser or principal underwriter of the Fund as of December 31, 2002.



                                          NAME OF
                                        OWNERS AND
                                       RELATIONSHIPS              TITLE OF    VALUE OF    PERCENT OF
NAME OF DIRECTOR                        TO DIRECTOR    COMPANY     CLASS     SECURITIES     CLASS
----------------                        -----------    -------     -----     ----------     -----
Delayne Dedrick Gold.................     --             --         --          --           --
Robert E. La Blanc...................     --             --         --          --           --
Robin B. Smith.......................     --             --         --          --           --
Stephen Stoneburn....................     --             --         --          --           --
Nancy H. Teeters.....................     --             --         --          --           --
Clay T. Whitehead....................     --             --         --          --           --


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of August 15, 2003, the Directors and Officers of the Fund, as a group, beneficially owned less than 1% of any class of the outstanding shares of common stock of the Fund.



    As of August 15, 2003, there were no beneficial owners, directly or indirectly, of more than 5% of any class of the outstanding common stock of the Fund.

    As of August 15, 2003, Prudential Securities, a division of Wachovia Securities, LLC (Prudential Securities) was the record holder for other beneficial owners of the following:



CLASS                                     NO. SHARES/% OF CLASS
-----                                     ---------------------
A.......................................      1,901,670/62.3%
B.......................................      3,137,397/50.3%
C.......................................      1,892,667/61.0%
B/C.....................................    101,739,530/53.5%


                     INVESTMENT ADVISORY AND OTHER SERVICES


MANAGER AND INVESTMENT ADVISER



The Manager of the Fund is Prudential Investments LLC (PI or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102. The Manager serves as manager to all of the other investment companies that, together with the Fund, comprise the Prudential mutual funds. See "How the Fund is Managed-Manager" in the Prospectus. As of June 30, 2003, PI served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $110.1 billion.


    PI is a wholly owned subsidiary of PIFM Holdco, Inc., which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential). Prudential Mutual Fund Services LLC (the Transfer Agent or PMFS), an affiliate of the Manager, serves as the transfer agent and dividend-disbursing agent for the Prudential mutual funds and, in addition, provides customer service, recordkeeping and management and administrative services to qualified plans.

    Pursuant to the Management Agreement with the Fund (the Management Agreement), the Manager, subject to the supervision of the Fund's Board of Directors and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, the Manager is obligated to keep certain books and records of the Fund. PI is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Fund. PI will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements.

    PI will review the performance of any subadvisers and make recommendations to the Board of Directors with respect to the retention of the subadvisers, and the renewal of any subadvisory agreements. PI also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street, the Fund's custodian (the Custodian), and PMFS. The management services of PI for the Fund are not exclusive under the terms of the Management Agreement and PI is free to, and does, render management services to others.

    For its services, PI receives, pursuant to the Management Agreement, a fee at an annual rate of .50 of 1% of the Fund's average daily net assets. The fee is computed daily and payable monthly.

    In connection with its management of the corporate affairs of the Fund, PI bears the following expenses:

    (1)the salaries and expenses of all personnel of the Fund and the Manager, except the fees and expenses of Independent Directors;

    (2)all expenses incurred by the Manager or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund, as described below; and

    (3)the costs and expenses payable to any subadviser pursuant to any subadvisory agreement between the Manager and a subadviser.

    Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses; (1) the fee payable to the Manager, (2) the fees and expenses of Independent Directors, (3) the fees and certain expenses of the Fund's Custodian and Transfer Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (4) the charges and expenses of the Fund's legal counsel and independent accountants, (5) brokerage commissions, if any, and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (6) all taxes and corporate fees payable by the Fund to governmental agencies, (7) the fees of any trade association of which the Fund is a member, (8) the cost of stock certificates representing shares of the

Fund, (9) the cost of fidelity and liability insurance, (10) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the Commission, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, and the fees and expenses of registration and notice filings made in accordance with state securities laws, (11) allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing report, proxy statements and prospectuses to shareholders, (12) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (13) distribution and service fees.

    The Management Agreement also provides that the Manager will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

    The Management Agreement provides that it will terminate automatically if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either party upon not more than 60 days' or less than 30 days' written notice. The Management Agreement provides that it will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.


    For the fiscal years ended June 30, 2003, 2002 and 2001, PI received management fees of $1,230,590, $1,245,818 and $1,264,309, respectively.


    PI has entered into a Subadvisory Agreement with Prudential Investment Management, Inc. (PIM or the Subadviser), a wholly owned subsidiary of Prudential. The Subadvisory Agreement provides that PIM furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PIM's performance of such services. PIM is paid by PI at an annual rate of .250 of 1% of the Fund's average daily net assets.

    The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, PI or PIM upon not more than 60 days' nor less than 30 days' written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved by the Board of Directors at least annually in accordance with the requirements of the 1940 Act.


MATTERS CONSIDERED BY THE BOARD



    The Management and Subadvisory Agreements were last approved by the Board of Directors, including all of the Independent Directors, on May 29, 2003 at a meeting called for that purpose. New Management and Subadvisory Agreements were approved by the Fund's shareholders on July 2, 2003. In approving the Management and Subadvisory Agreements, the Board primarily considered, with respect to the Fund, the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Fund. The Board requested and evaluated reports from the Manager and the Subadviser that addressed specific factors designed to inform the Board's consideration of these and other issues. In considering the Management and Subadvisory Agreements, the Board did not identify any single factor as all-important or controlling. Instead the Board took all factors into consideration.



    With respect to the nature and quality of the services provided by the Manager and the Subadviser, respectively, the Board considered the performance of the Fund in comparison to relevant market indices and the performance of a peer group of investment companies pursuing broadly similar strategies, and reviewed reports prepared by an unaffiliated organization applying various statistical and financial measures of fund performance, over the past one, five and ten years compared to such indices and peer groups of funds. The Board also evaluated the division of responsibilities among the Manager and its affiliates, and the capabilities of the personnel providing services. The Board also considered the quality of brokerage execution provided by the Manager and Subadviser noting in part, the level of commission rates. The Board reviewed the Manager's and the Subadviser's use of brokers or dealers in fund transactions that provided research and other services to them, and the benefits derived by the Fund from such services. The Board also considered the Manager's and Subadviser's reputation and their stated intentions with respect to their respective investment management capabilities in the management of the Fund. The Board considered each of the Manager's and Subadviser's stated commitment to the maintenance of effective compliance programs for the Fund and their positive compliance history, as neither the Manager or Subadviser has been subject to any significant compliance problems.

    With respect to the overall fairness of the Management and Subadvisory Agreements, the Board primarily considered the fee structure of the Agreements and the profitability of the Manager and the Subadviser and their affiliates from their association with the Fund. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Fund. The Board also evaluated the aggregate amount and structure of fees paid by the Manager to the Subadviser. In concluding that the direct and indirect benefits accruing to the Manager, the Subadviser and their affiliates, by virtue of their relationship to the Fund, were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to the Fund, the Board reviewed specific data as to the Manager's and the Subadviser's profit or loss on the Fund for the recent period and carefully examined their cost allocation methodology. With respect to profitability, the Manager and the Subadviser discussed with the Board the allocation methodologies for intercompany revenues and expenses (not including the costs of distributing shares or providing shareholder services) in order to approximate their respective profits from the Management or Subadvisory fees. The Board understood that neither the Manager nor the Subadviser use these profitability analyses in the management of their businesses other than in connection with the approval or continuation of management or advisory agreements, at least in part because they exclude significant costs and include certain revenues that judicial interpretations have required in the context of Board approval of mutual fund advisory agreements. These matters were also considered at the meeting of the Independent Directors.

PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12b-1 PLAN


    Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, acts as the distributor of the shares of the Fund. See "How the Fund is Managed--Distributor" in the Prospectus. PIMS is a subsidiary of Prudential.



    The Fund's Distribution Agreement with PIMS provides that it will terminate automatically if assigned and that it may be terminated, without payment of any penalty, by a majority of the Directors who are not parties to the Distribution Agreement or interested persons of any such parties and who have no direct or indirect financial interest in the Distribution Agreement or in any agreement related thereto or by vote of a majority of the outstanding voting securities of the Fund or by the Distributor, on 60 days' written notice to the other party. The Distribution Agreement was last approved by the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the Distribution Agreement, on May 29, 2003, and by the Fund's shareholders on October 30, 1990.


    Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

DISTRIBUTION AND SERVICE PLAN

    Under the Fund's Distribution and Service Plan for the Class A shares (the
Plan) and the Distribution Agreement, the Fund pays the Distributor a distribution and service fee of up to 0.125% of the average daily net assets of the Class A shares of the Fund, computed daily and payable monthly. Under the Plan, the Fund is required to pay the distribution and service fee regardless of the expenses incurred by the Distributor.


    For the fiscal year ended June 30, 2003, the Distributor incurred expenses of $3,093, all of which was recovered through the distribution fees paid by the Fund. It is estimated that of the distribution fees received by the Distributor from the Fund for the fiscal year ended June 30, 2003, commission credits to Prudential Securities branch offices for payments of commissions to account executives amount to approximately 25.6% ($800); and overhead and other branch office distribution-related expenses amount to approximately 74.4% ($2,300).


    The Plan continues in effect from year to year, provided that each continuance is approved at least annually by a vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the Plan or in any agreement relating to the Plan (the Rule 12b-1 Directors), cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding Class A voting securities of the Fund on not more than 30 days' written notice to any other party to the Plan. The Plan may not be amended to increase materially the amounts to be spent for the services described therein without shareholder approval, and all material amendments must also be approved by the Board of Directors in the manner described above. The Plan will automatically terminate in the event of its assignment.

    Pursuant to the Plan, the Directors will be provided with, and will review at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund by the Distributor. The report will include an itemization of the distribution expenses and the purpose of such expenditures. In addition, as long as the Plan remains in effect, the selection and nomination of Directors shall be committed to the Rule 12b-1 Directors.

    NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of the Fund's Class A shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on Class A shares of the Fund may not exceed .75 of 1% per class. The 6.25% limitation applies to Class A shares rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of the total gross sales of Class A shares, all sales charges on Class A shares would be suspended.

OTHER SERVICE PROVIDERS


    State Street Bank and Trust Company (State Street), One Heritage Drive, North Quincy, MA 02171, serves as custodian for the Fund's portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with the Fund.



    Prudential Mutual Fund Services LLC (PMFS), 194 Wood Avenue South, Iselin, NJ 08830, serves as the transfer and dividend disbursing agent of the Fund. PMFS is an affiliate of PI. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. In connection with services rendered to the Fund, PMFS receives an annual fee per shareholder account, a new account set up fee for each manually-established account and a monthly inactive zero balance account fee per shareholder account. PMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communications and other costs. For the fiscal year ended June 30, 2003, fees of approximately $266,800 were incurred by the Fund for such services.



    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as the Fund's independent auditors and in that capacity audits the Fund's annual financial statements.


CODE OF ETHICS


    The Board of Directors of the Fund has adopted a Code of Ethics. In addition, the Manager, Subadviser and Distributor have each adopted a Code of Ethics (collectively, the Codes). The Codes apply to access persons (generally persons who have access to information about the Fund's investment program) and permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes are on public file with, and are available from, the Commission.



DESCRIPTION OF PROXY VOTING POLICIES AND RECORDKEEPING PROCEDURES



    The Board of Directors of the Fund has delegated to the Fund's investment manager, Prudential Investments LLC ("PI" or the "Manager") the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. The Fund authorizes the Manager to delegate, in whole or in part, its proxy voting authority to its investment advisers (Subadvisers) or third party vendors, consistent with the policies set forth below. The proxy voting process shall remain subject to the supervision of the Board of the Fund, including any Committee thereof established for that purpose.



    The Manager and the Board of Directors of the Fund view the proxy voting process as a component of the investment process and, as such, seek to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for the Fund. Consistent with this goal, the Board of Directors of the Fund views the proxy voting process as a means to encourage strong corporate governance practices and ethical conduct by corporate management. The Manager and the Board of Directors of the Fund maintain a policy of seeking to protect the best interests of the Fund should a proxy issue potentially implicate a conflict of interest between the Fund and the Manager or its affiliates.



    The Manager delegates to the Fund's Subadviser the responsibility for voting the Fund's proxies. The Subadviser is expected to identify and seek to obtain the optimal benefit for the Fund it manages, and to adopt written policies that meet certain minimum standards, including that the policies be reasonably designed to protect the best interests of the Fund and delineate procedures to be followed when a proxy vote presents a conflict between the interests of the Fund and the interests of the Subadviser or its affiliates. The Manager expects that the Subadviser will notify the Manager at least annually of any such conflicts identified and confirm how the issue was resolved. In addition, the Manager expects that the Subadviser will deliver to the Manager, or its appointed vendor, information required for filing the Form N-PX with the Securities and Exchange Commission.



    A copy of the voting policies of the Fund's Subadviser is set forth in Appendix II of this SAI.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

    The Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. (For purposes of this section, the term "Manager" includes the Subadviser.) The Fund does not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. Portfolio securities may not be purchased from any underwriting or selling syndicate of which the Distributor, or an affiliate (including Prudential Securities), during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act), except in accordance with rules of the Commission. The Fund will not deal with the Distributor or its affiliates on a principal basis.

    In placing orders for portfolio securities of the Fund, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions for such other accounts, whose aggregate assets are far larger than the Fund's, and the services furnished by such brokers may be used by the Manager in providing investment management for the Fund. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Fund does not reduce the advisory fee it pays to the Manager by any amount that may be attributed to the value of such services.

    Subject to the above considerations, Prudential Securities, as an affiliate of the Fund, may act as a securities broker (or futures commission merchant) for the Fund. In order for Prudential Securities to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Prudential Securities must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow Prudential Securities to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the Directors who are not "interested" persons (as defined in the 1940 Act), has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities are consistent with the foregoing standard. Brokerage transactions with Prudential Securities are also subject to such fiduciary standards as may be imposed by applicable law.


    During the fiscal years ended June 30, 2003, 2002 and 2001, the Fund paid no brokerage commissions.

    The Fund is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1 of the 1940 Act) and their parents during their most recent fiscal year. As of June 30, 2003, the Fund held securities of the following brokers and dealers or their parents with an aggregate value indicated below:



                                                      AGGREGATE
        BROKER-DEALER               SECURITIES          VALUE
-----------------------------       ----------       -----------
JP Morgan Chase                       Debt           $6,004,053
Goldman, Sachs & Co.                  Debt           $8,000,000
Merrill Lynch & Co.                   Debt           $8,080,673
Morgan Stanley                        Debt           $5,000,000
Wachovia Corp.                        Debt           $4,733,145
HBOS Treasury Services PLC            Debt           $2,698,373
General Electric Capital              Debt           $6,000,000
 Corp.


                         CAPITAL STOCK AND ORGANIZATION

    The Fund was incorporated in Maryland on October 20, 1989. The Fund is authorized to issue 3 billion shares of common stock of $.001 par value, for the Money Market Series, which is divided into five classes, designated as Class A, Class B, Class C, Class B/C and Class Z common stock. The Board of Directors may increase or decrease the number of authorized shares without approval by shareholders. Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances as described under "Purchase and Redemption of Fund Shares--Sale of Shares--Involuntary Redemption." All shares of the Fund are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses of the Fund have been paid. The Fund's shares do not have cumulative voting rights for the election of Directors. Pursuant to the Fund's Articles of Amendment and Restatement, the Board of Directors may authorize the creation of additional series of common stock and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine.

    The Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. The Fund will not be required to hold meetings of shareholders unless, for example, the election of Directors is required to be acted on by shareholders under the 1940 Act. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting on the removal of one or more Directors or to transact any other business.

                PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

PURCHASE OF SHARES

    The Fund reserves the right to reject any initial or subsequent purchase order (including an exchange) and the right to limit investments in the Fund solely to existing or past shareholders of the Fund.

    Shares of the Fund may be purchased by investors through the Distributor, by brokers that have entered into agreements to sell Fund shares, or directly through PMFS.


    The Fund offers Class A, Class B, Class C, Class B/C and Class Z shares. For more information on choosing a share class, please see "How to Buy, Sell and Exchange Shares of the Fund--How to Buy Shares--Choose a Share Class" in the Prospectus. Class B, Class C and Class B/C shares of the Fund are offered to holders of Class B and Class C shares of mutual funds distributed by PIMS as part of their exchange privilege with a minimum initial investment of $1,000 and a minimum subsequent investment of $100. As part of their exchange privilege, Class B, Class C and Class B/C shares of the Fund are also offered to shareholders of certain money market funds distributed by PIMS who acquired their money market fund shares prior to January 22, 1990 from a mutual fund subject to a contingent deferred sales charge (CDSC), provided that a minimum initial investment of $1,000 is satisfied. Class B, Class C, and Class B/C shares of the Fund may also be purchased directly by investors for cash with a minimum initial investment of $1,000,000 and no minimum on subsequent investments. Class B, Class C, and Class B/C shares of the Fund may also be purchased by Individual Retirement Accounts, retirement plans for self-employed individuals and employee benefit plans (collectively, Plans) with the proceeds from any redemption of shares by such Plans from The Target Portfolio Trust. There is no minimum investment requirement for the purchase of Class B, Class C and Class B/C shares of the Fund by Plans.


    Application forms can be obtained from PMFS or the Distributor. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares. Shareholders who hold their shares through a dealer will not receive stock certificates.

    The Fund reserves the right to reject any purchase order (including an exchange into the Fund) or to suspend or modify the continuous offering of its shares.

SALE OF SHARES


    You can redeem your shares at any time for cash at the net asset value (NAV) next determined after the redemption request is received in proper form (in accordance with procedures established by PMFS in connection with investors' accounts) by PMFS, the Distributor or your broker. In certain cases, however, redemption proceeds from the sale of Class A (in some cases), Class B, Class C, and Class B/C shares of the Fund acquired as part of an exchange privilege will be reduced by the amount of any applicable CDSC imposed by the original fund. See "Contingent Deferred Sales Charge" below. If you are redeeming your shares through a broker, your broker must receive your sell order before the Fund computes its NAV for that day (that is, 4:00 p.m., New York time) in order to receive that day's NAV. In the event that regular trading on the New York Stock Exchange (NYSE) closes before 4:00 p.m., New York time, you will receive the following day's NAV if your order is received after the close of regular trading on the NYSE. Your broker will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of the Fund.


    In order to redeem shares, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates must be received by PMFS, the Distributor, or your dealer in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to PMFS must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Fund in care of Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 8149, Philadelphia, PA 19101, to the Distributor or to your dealer.

    Payment for shares presented for redemption will be made by check within seven days after receipt of the certificate and/or written request by PMFS, the Distributor or your broker, except as indicated below. If you hold shares through a dealer, payment for shares presented for redemption will be credited to your account, unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times (1) when the NYSE is closed for other than customary weekends and holidays, (2) when trading on such exchange is restricted, (3) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) during any other period when the Commission, by order, so permits; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions described in (2), (3) or (4) exist.

    Payment of redemption proceeds of recently purchased shares will be delayed until the Fund or PMFS has been advised that the purchase check has been honored, which may take up to 10 calendar days from the time of receipt of the purchase check by PMFS. Such delay may be avoided if shares are purchased by wire or by certified or cashier's check.

    SIGNATURE GUARANTEE. If the proceeds of the redemption (1) exceed $100,000,
(2) are to be paid to a person other than the shareholder, (3) are to be sent to an address other than the address on PMFS' records, or (4) are to be paid to a corporation, partnership, trust or fiduciary, and your shares are held directly with PMFS, the signature(s) on the redemption request or stock power must be signature guaranteed by an eligible guarantor institution. An eligible guarantor institution includes any bank, broker-dealer, savings institution or credit union. PMFS reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution.

    CHECK REDEMPTION. At your request, State Street will establish a personal checking account for you. Certain restrictions apply. Checks drawn on this account can be made payable to the order of any person in any amount greater than $500. When such check is presented to State Street for payment, State Street presents the check to the Fund as authority to redeem a sufficient number of shares of the Fund in your account to cover the amount of the check plus any applicable contingent deferred sales charges. If insufficient shares are in the account or if the purchase was made by check within 10 calendar days, the check will be returned marked "insufficient funds." Checks in an amount less than $500 will not be honored. Shares for which certificates have been issued cannot be redeemed by check.

    EXPEDITED REDEMPTION PRIVILEGE. By electing the Expedited Redemption Privilege, you may arrange to have redemption proceeds sent to your bank account. The Expedited Redemption Privilege may be used to redeem shares in an amount of $200 or more, except if an account for which an expedited redemption is requested has an account value of less than $200, the entire account will be redeemed. Redemption proceeds in the amount of $1,000 or more will be remitted by wire to your bank account at a domestic commercial bank which is a member of the Federal Reserve system. Redemption proceeds of less than $1,000 will be mailed by check to your designated bank account. Any applicable contingent deferred sales charge will be deducted from the redemption proceeds. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:00 p.m., New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions as set forth in the Prospectus regarding redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m., New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see "How to Buy, Sell and Exchange Shares of the Fund--Telephone Redemptions or Exchanges" in the Prospectus. The Expedited Redemption Privilege may be modified or terminated at any time without notice. To receive further information, shareholders should contact Prudential Mutual Fund Services LLC at (800) 225-1852.

    REDEMPTION IN KIND. If the Directors determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. See "Sale of Shares" above. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

    INVOLUNTARY REDEMPTION. In order to reduce expenses of the Fund, the Board of Directors may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other qualified or tax-deferred retirement plan or account, whose account has an account value of less than $500 due to a redemption. The Fund will give any such shareholder 60 days' prior written notice in which to purchase or acquire sufficient additional shares to avoid such redemption. No CDSC will be imposed on any involuntary redemption.

    90-DAY REPURCHASE PRIVILEGE. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest back into your account any portion or all of the proceeds of such redemption in shares of the Fund at the net asset value next determined after the order is received, which must be within 90 days after the date of the redemption. Any CDSC paid in connection with the redemption of Class B, Class C, or Class B/C shares will be credited (in shares) to your account. (If less than a full repurchase is made, the credit will be on a pro rata basis.) You must notify PMFS, either directly or through the Distributor or your dealer, at the time the repurchase privilege is exercised to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the redemption. See "Contingent Deferred Sales Charge" below. Exercise of the repurchase privilege will generally not affect federal tax treatment of any gain realized upon redemption. However, if the redemption was made within a 30 day period of the repurchase and if the redemption resulted in a loss, some or all of the loss, depending on the amount reinvested, may not be allowed for federal income tax purposes.

    CONTINGENT DEFERRED SALES CHARGE. Shares of the Fund are sold without any sales charge. Shareholders who exchange from Class B or Class C shares of a mutual fund into Class B, Class C or Class B/C shares of the Fund, however, are generally subject to a CDSC imposed by the original fund upon their redemption of Class B, Class C, or Class B/C shares of the Fund depending on the date of purchase of shares of the original fund and the class of shares purchased, without regard to the time their shares were held in the Fund. If you purchased or hold your shares through a broker, third party administrator or other authorized entity that maintains subaccount recordkeeping, any applicable CDSC that you will pay will be calculated and reported to PMFS by such broker, administrator or other authorized entity.

    The following example is provided to assist an investor in understanding how a CDSC is applied upon the redemption of Class B, Class C, or Class B/C shares. Shareholders are advised to read the prospectus of the original fund for a description of the applicable CDSC.

    For example, assume an investor purchased 100 Class B shares of a fund (the original fund) (subject to a contingent deferred sales charge declining from 5% to 1% over a period of six years) at $10 per share for a total cost of $1,000. Subsequently, the shareholder acquired 5 additional shares of the original fund through dividend reinvestment. During the second year after the original purchase, the investor exchanged into Class B/C shares of the Fund. Assuming at the time of the exchange, the net asset value of the original fund had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). Subsequently, the shareholder acquired 1 additional Class B/C share of the Fund through dividend reinvestment (1 share at $1.00 per share). In year three, the investor decided to redeem $500 of his or her investment. A CDSC would not be applied to the amount which represents appreciation and the value of the reinvested dividend shares ($261). Therefore, $239 of the redemption proceeds ($500 minus $261) would be charged at a rate of 4% (the applicable CDSC in the second year after purchase of the original fund, I.E., without regard to the time shares were held in the Fund) for a total contingent deferred sales charge of $9.56.

                                NET ASSET VALUE

    The Fund's NAV per share is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares. NAV is computed at 4:00 p.m., New York time, on days that the NYSE is open for trading. The NYSE is closed on most national holidays and on Good Friday.

    The Fund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, the Fund's Board of Directors has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the Investment Adviser under the supervision of the Board of Directors to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the Commission. The remaining maturity of an instrument held by the Fund that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Directors also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of the Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of net asset value per share by using available market quotations.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

    The Fund has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves the Fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if the Fund did realize long-term capital gains, permits net capital gains of the fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in the Fund.

    Qualification as a regulated investment company requires, among other things, that (1) at least 90% of the Fund's annual gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities; (2) the Fund must diversify its holdings so that, at the end of each quarter of the taxable year,
(a) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government obligations or the securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations or the securities of other regulated investment companies) and (3) the Fund must distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.

    In addition, the Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed. The Fund intends to make timely distributions in order to avoid this excise tax.


    Gains or losses on sales of securities by the Fund will generally be treated as long-term capital gains or losses if the securities have been held by it for more than one year. Capital gain of a noncorporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the holder has a holding period greater than one year. The Fund does not anticipate realizing long-term capital gains or losses. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules which, respectively, may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income.



    Dividends of net investment income paid to a noncorporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum tax rate of 15%. However, the amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the noncorporate U.S. shareholder must meet certain holding period requirements with respect to the Fund shares. The Fund does not anticipate paying any dividends of qualified dividend income. Dividends of net investment income that are not designated as qualified dividend income and distributions of net short-term capital gains will be taxable to shareholders at rates applicable to ordinary income.



    Any gain or loss realized upon the sale or redemption of shares by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain of a noncorporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the holder has a holding period greater than one year.


    It is anticipated that the net asset value per share of the Fund will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Distributions of net investment income and net short-term gains will be taxable to the shareholder at ordinary income rates regardless of whether the shareholder receives such distributions in additional shares or cash. Any gain or loss realized upon a sale or redemption of shares by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. Capital gains from the sale of shares held by a shareholder for more than five years will be subject to a lower rate of taxation than the rate otherwise applicable to long-term capital gains. Any loss realized upon a sale or redemption of shares by a shareholder, however, although otherwise treated as short-term capital loss, will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. Futhermore, certain rules may apply which would limit the ability of the shareholder to recognize any loss if, for example, the shareholder replaced the shares, including shares purchased pursuant to dividend reinvestment, within 30 days (either before or after) of the disposition of the shares. In such cases, the basis of the shares acquired will be readjusted to reflect the disallowed loss.

    Because none of the Fund's net income is anticipated to arise from qualified dividends on common or preferred stock, none of its distributions to corporate shareholders will be eligible for the dividends received deduction generally allowed to U.S. corporations with respect to dividends from U.S. corporations under the Internal Revenue Code.

    The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences resulting from their investment in the Fund.

    Shareholders are advised to consult their tax advisers with respect to the federal, state and local tax consequences resulting from their investment in the Fund.

                              CALCULATION OF YIELD

    The Fund will prepare a current quotation of yield daily. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the Fund's portfolio, and its operating expenses. The Fund also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    Effective yield = [(base period return+1)TO THE POWER OF 365/7]-1


    The yield and effective yield for Class A shares of the Fund based on the 7 days ended June 30, 2003 were 0.06% and 0.06%, respectively.



    The yield and effective yield for Class B shares of the Fund based on the 7 days ended June 30, 2003 were 0.18% and 0.18%, respectively.



    The yield and effective yield for Class C shares of the Fund based on the 7 days ended June 30, 2003 were 0.18% and 0.18%, respectively.



    The yield and effective yield for Class B/C shares of the Fund based on the 7 days ended June 30, 2003 were 0.18% and 0.18%, respectively.



    The yield and effective yield for Class Z shares of the Fund based on the 7 days ended June 30, 2003 were 0.18% and 0.18%, respectively.



    Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Inc., Morningstar Publications, Inc., iMoneyNet, Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.


    The Fund's yield fluctuates, and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in the Fund is held, but also on changes in the Fund's expenses. Yield does not take into account any federal or state income taxes.

    ADVERTISING. Advertising materials for the Fund may include biographical information relating to its portfolio manager(s), and may include or refer to commentary by the Fund's manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for the Fund also may include mention of The Prudential Insurance Company of America, its affiliates and subsidiaries, and reference the assets, products and services of those entities.

    From time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement, may refer to the approximate number of Fund shareholders and may refer to Lipper rankings or Morningstar ratings, other related analysis supporting those ratings, other industry publications, business periodicals and market indices. In addition, advertising materials may reference studies or analyses performed by the manager or its affiliates. Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risks of that investment style. Advertising materials for fixed income funds may discuss the benefits and risks of investing in the bond market including discussions of credit quality, duration and maturity.

                              FINANCIAL STATEMENTS


    The Fund's financial statements for the fiscal year ended June 30, 2003, incorporated into this SAI by reference to the Fund's 2003 annual report to shareholders (File No. 811-05951), have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on authority of said firm as experts in auditing and accounting. You may obtain a copy of the Fund's annual report at no charge by request to the Fund by calling (800) 225-1852, or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

                                   APPENDIX I


                             DESCRIPTION OF RATINGS


MOODY'S INVESTORS SERVICE, INC.


DEBT RATINGS

    Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than that of Aaa securities.

    A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    Baa: Bonds which are rated Baa are considered as medium-grade obligations (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Baa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

SHORT-TERM DEBT RATINGS

    Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

    PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternative liquidity.

    PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liability is maintained.

    MIG 1: This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the proceeding group.

STANDARD & POOR'S RATINGS SERVICES


LONG-TERM ISSUE CREDIT RATINGS

    AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligator's capacity to meet its financial commitment on the obligation is extremely strong.

    AA: An obligation rated AA differs from the highest-rated obligations only in small degrees. The obligator's capacity to meet its financial commitment on the obligation is extremely strong.

    A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligator's capacity to meet its financial commitment on the obligation is still strong.

    BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet the financial commitment on the obligation.

    PLUS (+) OR MINUS (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

    A-1: The designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

NOTES RATINGS

    An S&P notes rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule--the longer the final maturity relative to other maturities the more likely it will be treated as a note.

    - Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. An issue determined to posses a very strong capacity to pay debt service is given a plus (+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


FITCH RATINGS


INTERNATIONAL LONG-TERM CREDIT RATINGS

    AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

    AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payments of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

    A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

    BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

  SHORT-TERM DEBT RATINGS

    F1: Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

    F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

    PLUS (+) OR MINUS (-): Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category or to short-term ratings other than F-1.

              APPENDIX II--PROXY VOTING POLICIES OF THE SUBADVISER



    A copy of the proxy voting policies of the Fund's Subadviser follows:



                            PIM PROXY VOTING POLICY



    The overarching goal of each of the asset management units within Prudential Investment Management, Inc. ("PIM") is to vote proxies in the best interests of their respective clients based on the clients' priorities. Material conflicts of interests arising from other firm relationships WILL NOT influence voting.



    Because the various asset management units within PIM operate differently, some units will consider each proxy on its individual merits while other units may adopt a pre-determined set of voting guidelines. The specific voting approach of each unit is noted below.



    A committee comprised of senior business representatives from each of the asset management units together with relevant regulatory personnel oversees the proxy voting process and monitors potential conflicts of interests. The committee is responsible for interpretation of the proxy voting policy and periodically assess the policy's effectiveness. In addition, should the need arise, the committee is authorized to handle any proxy matter involving an actual or apparent conflict of interest that cannot be resolved at the level of an individual asset management business unit.



    In all cases, specific voting information is available to each client with respect to the voting of proxies relating to securities held by the client. Moreover, clients may obtain the proxy voting policies and procedures of the various PIM asset management units, and information is available to each client concerning the voting of proxies with respect to the client's securities, simply by contacting the client service representative of the respective unit.



                 VOTING APPROACH OF PIM ASSET MANAGEMENT UNITS



PRUDENTIAL PUBLIC FIXED INCOME



    As this asset management unit invests almost exclusively in public debt, there are few traditional proxies voted in this unit. Generally, when a proxy is received, this unit will vote with management on routine matters such as the appointment of accountants or the election of directors. With respect to non-routine matters such as proposed anti-takeover provisions or mergers the financial impact will be analyzed and the proxy will be voted on a case-by-case basis. Specifically, if a proxy involves:



    -a proposal regarding a merger, acquisition or reorganization,



    -a proposal that is not addressed in the unit's detailed policy statement, or



    -circumstances that suggest a vote not in accordance with the detailed policy,



the proxy will be referred to the applicable portfolio manager(s) for individual consideration.



PRUDENTIAL QUANTITATIVE MANAGEMENT



    This asset management unit invests with the expectation of replicating the performance of broad based equity indexes. As a result, there is little direct consideration of individual proxies. Generally, when a proxy is received, this unit will vote in accordance with a pre-determined set of votes, in most cases based on the recommendations of a proxy voting service such as IRRC. On the rare occasion that a proxy proposal falls outside the pre-determined voting policy, the financial impact of the proposal will be evaluated on a case-by-case basis.



PRUDENTIAL REAL ESTATE INVESTORS



    As this asset management unit invests primarily in real estate and real estate related interests, there are few traditional proxies voted in this unit. Generally, when a proxy is received, this unit will vote with management on routine matters such as the appointment of accountants or the election of directors. With respect to non-routine matters such as proposed anti-takeover provisions or mergers the financial impact will be analyzed and the proxy will be voted on a case-by-case basis. Specifically, if a proxy involves:



    -a proposal regarding a merger, acquisition or reorganization,

    -a proposal that is not addressed in the unit's detailed policy statement, or



    -circumstances that suggest a vote not in accordance with the detailed policy,



the proxy will be referred to the relevant portfolio for individual consideration.



PRUDENTIAL CAPITAL GROUP



    As this asset management unit invests almost exclusively in privately placed debt, there are few, if any, traditional proxies voted in this unit. As a result, this unit evaluates each proxy it receives and votes on a case-by-case basis. Considerations will include the detailed knowledge of the issuer's financial condition, long- and short-term economic outlook for the issuer, its capital structure and debt-service obligations, the issuer's management team and capabilities, as well as other pertinent factors. In short, this unit attempts to vote all proxies in the best economic interest of its clients based on the clients' expressed priorities.

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS.


 (a).  Articles of Amendment and Restatement filed August 26,
       2003.*

 (b). By-Laws of the Registrant, as Amended and Restated on July 2, 2003.*

 (c). (1) Specimen stock certificate of the Registrant, $.001 par value per share. Incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 10 to the Registration
       Statement on Form N-1A filed via EDGAR on August 26, 1997
       (File No. 33-31603).
       (2) Instruments defining rights of security holders.
       Incorporated by reference to Exhibit (c)(2) to Post-Effective Amendment No. 14 to the Registration
       Statement on Form N-1A filed via EDGAR on October 10, 2000
       (File No. 33-31603).

 (d).  (1) Management Agreement between the Registrant and
       Prudential Investments LLC dated July 7, 2003.*
       (2) Subadvisory Agreement between Prudential Investments LLC and Prudential Investment Management, Inc. dated July 7,
       2003.*

 (e).  (1) Distribution Agreement between the Registrant and
       Prudential Investment Management Services LLC. Incorporated by reference to Exhibit No. 6(c) to Post-Effective Amendment
       No. 11 filed via EDGAR on August 31, 1998 (File
       No. 33-31603).
       (2) Form of Dealer Agreement. Incorporated by reference to
       Exhibit No. 6(d) to Post-Effective Amendment No. 11 filed via EDGAR on August 31, 1998 (File No. 33-31603).

 (f).  Not applicable.

 (g).  (1) Custodian Agreement, dated January 12, 1990, between the
       Registrant and State Street Bank and Trust Company.
       Incorporated by reference to Exhibit No. 8 to Post-Effective
       Amendment No. 10 to the Registration Statement on Form N-1A filed via EDGAR on August 26, 1997 (File No. 33-31603).
       (2) Amendment dated February 22, 1999 to Custodian Contract.
       Incorporated by reference to Exhibit (g)(2) to Post-
       Effective Amendment No. 14 to the Registration Statement on
       Form N-1A filed via EDGAR on October 10, 2000 (File
       No. 33-31603).
       (3) Amendment dated July 17, 2001 to Custodian Contract.
       Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 17 to the Registration
       Statement on Form N-1A filed via EDGAR on August 24, 2001
       (File No. 33-31603).
       (4) Amendment dated January 17, 2002 to Custodian Contract.
       Incorporated by reference to Exhibit (g)(4) to Post-
       Effective Amendment No. 18 to the Registration Statement on
       Form N-1A filed via EDGAR on June 28, 2002 (File
       No. 33-31603).

 (h).  (1) Transfer Agency and Service Agreement, dated
       January 12, 1990, between the Registrant and Prudential
       Mutual Fund Services, Inc. Incorporated by reference to
       Exhibit No. 9 to Post-Effective Amendment No. 10 to the
       Registration Statement on Form N-1A filed via EDGAR on
       August 26, 1997 (File No. 33-31603).
       (2) Amendment dated August 24, 1999 to Transfer Agency and
       Service Agreement. Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 14 to the
       Registration Statement on Form N-1A filed via EDGAR on
       October 10, 2000 (File No. 33-31603).
       (3) Amendment to Transfer Agency and Service Agreement dated
       September 4, 2002.*

 (i).  Opinion of counsel. Incorporated by reference to Exhibit
       No. 10 to Post-Effective Amendment No. 10 to the
       Registration Statement on Form N-1A filed via EDGAR on
       August 26, 1997 (File No. 33-31603).

 (j).  Consent of Independent Auditors.*

 (k).  Not applicable.

 (l).  Not applicable.

 (m). Distribution and Service Plan of Registrant. Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed via EDGAR on October 10, 2000 (File No. 33-31603).

 (n).  Amended and Restated Rule 18f-3 Plan dated May 22, 2002.
       Incorporated by reference to Exhibit (n) to Post-Effective
       Amendment No. 18 to the Registration Statement on Form N-1A filed via EDGAR on June 28, 2002 (File No. 33-31603).

 (p).  (1) Code of Ethics of the Registrant dated September 4,
       2002.*
       (2) Code of Ethics and Personal Securities Trading Policy of
       Prudential Investment Management, Inc., Prudential
       Investments LLC and Prudential Investment Management
       Services LLC dated September 4, 2002.*

 (q).  (1) Power of Attorney dated August 1, 2003.*
       (2) Power of Attorney dated August 1, 2003.*


------------------------
*Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    None.

ITEM 25. INDEMNIFICATION.

    As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article VI of the Fund's Articles of Amendment and Restatement (Exhibit (a) to the Registration Statement) and
Section 2-418 of the Maryland General Corporation Law, officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by
Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(1) to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (Commission) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

    The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

    Section 9 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit (d)(2) to the Registration Statement) limit the liability of Prudential Investments LLC (PI) and Prudential Investment Management, Inc. (PIM), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its Articles of Amendment and Restatement, Management, Subadvisory and Distribution Agreements in a manner consistent with Release No. 11330 of the Commission under the 1940 Act so long as the interpretation of
Section 17(h) and 17(i) of the 1940 Act remains in effect and is consistently applied.

    Under Section 17(h) of the 1940 Act, it is the position of the staff of the Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment advisor, its principal underwriters or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    Under its Articles of Amendment and Restatement, the Registrant may advance funds to provide for indemnification. Pursuant to the Commission staff's position on Section 17(h), advances will be limited in the following respect:

        (1) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including costs connected with preparation of a settlement);

        (2) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

        (3) Such promise must be secured by a surety bond or other suitable insurance; and

        (4) Such surety bond or other insurance must be paid for by the recipient of the advance.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

    (a) Prudential Investments LLC (PI)

    See "How the Fund is Managed--Manager" in the Prospectus constituting
Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Manager and Investment Adviser" in the Statement of Additional Information (SAI) constituting Part B of this Post-Effective Amendment to the Registration Statement.

    The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

    The business and other connections of PI's directors and principal executive officers within the last two fiscal years are set forth below. The address of each person is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.


NAME AND ADDRESS           POSITION WITH PI                 PRINCIPAL OCCUPATIONS
----------------           ----------------                 ---------------------
Robert F. Gunia            Executive Vice President and     Executive Vice President, and Chief Administrative
                           Chief Administrative Officer      Officer, PI; Vice President, Prudential;
                                                             President, PIMS; Executive Vice President, Chief
                                                             Administrative Officer and Director of American
                                                             Skandia Investment Services, Inc.; Executive Vice
                                                             President and Director of American Skandia Fund
                                                             Services, Inc.; Executive Vice President, Chief
                                                             Administrative Officer and Director of American
                                                             Skandia Advisory Services, Inc.

William V. Healey          Executive Vice President and     Executive Vice President, and Chief Legal Officer,
                           Chief Legal Officer               PI; Vice President and Associate General Counsel,
                                                             Prudential; Senior Vice President, Chief Legal
                                                             Officer and Secretary, PIMS; Executive Vice
                                                             President and Chief Legal Officer of American
                                                             Skandia Investment Services, Inc., Executive Vice
                                                             President and Chief Legal Officer of American
                                                             Skandia Fund Services, Inc.; Executive Vice
                                                             President and Chief Legal Officer of American
                                                             Skandia Advisory Services, Inc.

Keithe L. Kinne            Executive Vice President         Executive Vice President, PI; Executive Vice
                                                             President and Director of American Skandia
                                                             Investment Services, Inc. and Executive Vice
                                                             President and Director of American Skandia
                                                             Advisory Services, Inc.

NAME AND ADDRESS           POSITION WITH PI                 PRINCIPAL OCCUPATIONS
----------------           ----------------                 ---------------------
Kevin B. Osborn            Executive Vice President         Executive Vice President, PI; Executive Vice
                                                             President and Director of American Skandia
                                                             Investment Services, Inc. and Executive Vice
                                                             President and Director of American Skandia
                                                             Advisory Services, Inc.

Stephen Pelletier          Executive Vice President         Executive Vice President, PI

Judy A. Rice               Officer in Charge, President,    Officer-in-Charge, President, Chief Executive
                           Chief Executive Officer and       Officer and Chief Operating Officer;
                           Chief Operating Officer           Officer-in-Charge, Director, President, Chief
                                                             Executive Officer and Chief Operating Officer of
                                                             American Skandia Investment Services, Inc.,
                                                             Officer-in-Charge, Director, President and Chief
                                                             Executive Officer of American Skandia Fund
                                                             Services, Inc.; Officer-in-Charge, Director,
                                                             President, Chief Executive Officer and Chief
                                                             Operating Officer of American Skandia Advisory
                                                             Services, Inc.

Philip N. Russo            Executive Vice President, Chief  Executive Vice President, Chief Executive Officer
                           Financial Officer and Treasurer   and Treasurer, PI; Director of Jennison
                                                             Associates, LLC; Executive Vice President and
                                                             Director of American Skandia Investment
                                                             Services, Inc. and Executive Vice President and
                                                             Director of American Skandia Advisory
                                                             Services, Inc.

Lynn M. Waldvogel          Executive Vice President         Executive Vice President, PI; Chief Financial
                                                             Officer and Director of American Skandia Fund
                                                             Services, Inc.; Executive Vice President, Chief
                                                             Financial Officer and Director of American
                                                             Skandia Advisory Services, Inc.


    (b) Prudential Investment Management, Inc. (PIM)

    See "How the Fund is Managed--Investment Adviser" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Manager and Investment Adviser" in the SAI constituting Part B of this Post-Effective Amendment to the Registration Statement.

    The business and other connections of PIM's directors and executive officers within the last two fiscal years are as set forth below. The address of each person, unless otherwise listed, is Gateway Center Two, Newark, NJ 07102.


NAME AND ADDRESS         POSITION WITH PIM                PRINCIPAL OCCUPATIONS
----------------         -----------------                ---------------------
Matthew J. Chanin        Director and Senior Vice         Director and President of Prudential Equity
 Gateway Center Four     President                         Investors, Inc.; Chairman, Director and
 Newark, NJ 07102                                          President of Prudential Private Placement
                                                           Investors, Inc.

Dennis M. Kass           Director and Vice President      Chairman, CEO and Director of Jennison Associates
 466 Lexington Avenue,                                     LLC; Director of Prudential Trust Company
 18th Floor
 New York, NY 10017

Philip N. Russo          Director                         Director of Jennison Associates, LLC; Executive
                                                           Vice President, Chief Financial Officer and
                                                           Treasurer, PI

John R. Strangfeld, Jr.  Chairman of the Board,           Vice President of Prudential Financial, Inc.
                         President and Chief Executive     (Prudential); Chairman, Director and CEO of
                         Officer and Director              Prudential Securities Group; Director and
                                                           President of Prudential Asset Management Holding
                                                           Company; Director of Jennison Associates LLC;
                                                           Executive Vice President of The Prudential
                                                           Insurance Company of America

NAME AND ADDRESS         POSITION WITH PIM                PRINCIPAL OCCUPATIONS
----------------         -----------------                ---------------------
James J. Sullivan        Director, Vice President and     Chairman, Director, President and CEO of
                         Managing Director                 Prudential Trust Company; Director and President
                                                           of the Prudential Asset Management Company, Inc.

Bernard B. Winograd      Director, President and CEO      Senior Vice President of Prudential; Director of
                                                           Jennison Associates LLC; Director and Vice
                                                           President of the Prudential Asset Management
                                                           Holding Company


ITEM 27. PRINCIPAL UNDERWRITER.

    (a) Prudential Investment Management Services LLC (PIMS)


    PIMS is distributor for Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Dryden Ultra Short Bond Fund, Nicholas-Applegate Fund, Inc (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential's Gibraltar Fund, Inc., Dryden Global Total Return
Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Jennison Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Strategic Partners Real Estate Securities Fund, Jennison Sector Funds, Inc., Dryden Short-Term Bond
Fund, Inc., Jennison Small Company Fund, Inc., Prudential Tax-Free Money
Fund, Inc., Dryden Tax-Managed Funds, Dryden Tax-Managed Small Cap Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Prudential Series Fund, Inc. and The Target Portfolio Trust.


    PIMS is also distributor of the following unit investment trusts: Separate
Accounts: The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

    (b) Information concerning the Directors and officers of PIMS is set forth below:


                                                                                  POSITIONS AND
                                          POSITIONS AND OFFICES                      OFFICES
NAME(1)                                      WITH UNDERWRITER                    WITH REGISTRANT
-------                                   ---------------------                  ---------------
Edward P. Baird...............  Executive Vice President                        None
213 Washington St.
Newark, NJ 07102

C. Edward Chaplin.............  Vice President and Treasurer                    None
751 Broad Street
Newark, NJ 07102

Kenneth J. Schindler..........  Senior Vice President and Chief Compliance      None
                                 Officer

Robert F. Gunia...............  President                                       Vice President and
                                                                                 Director

William V. Healey.............  Senior Vice President, Secretary and Chief      None
                                 Legal Officer

Michael J. McQuade............  Senior Vice President and Chief Financial       None
                                 Officer

David R. Odenath..............  Executive Vice President                        None

Stephen Pelletier.............  Executive Vice President                        None

                                                                                  POSITIONS AND
                                          POSITIONS AND OFFICES                      OFFICES
NAME(1)                                      WITH UNDERWRITER                    WITH REGISTRANT
-------                                   ---------------------                  ---------------
Scott G. Sleyster.............  Executive Vice President                        None
71 Hanover Road
Florham Park, NJ 07932

Bernard B. Winograd...........  Executive Vice President                        None


------------------------
(1) The address of each person named is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102 unless otherwise indicated.

    (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

    All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, MA 02171, Prudential Investment Management, Inc., Gateway Center Two, Newark, NJ 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, New Jersey, 08830. Documents required by Rules 31a-1(b)(4), (5),
(6), (7), (9), (10) and (11) and 31a-1(d) and (f) will be kept at Gateway Center Three, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

ITEM 29. MANAGEMENT SERVICES.

    Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the caption "Investment Advisory and Other Services" in the SAI, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS.

    None.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 5th day of September, 2003.


                       SPECIAL MONEY MARKET FUND, INC.


                       By:  * Judy A. Rice
                       -----------------------------------------------
                            JUDY A. RICE, PRESIDENT


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                      TITLE                          DATE
---------                                      -----                          ----
* David E. A. Carson                           Director
------------------------------------
DAVID E. A. CARSON

* Robert F. Gunia                              Director and Vice President
------------------------------------
ROBERT F. GUNIA

* Robert E. La Blanc                           Director
------------------------------------
ROBERT E. LA BLANC

* Douglas H. McCorkindale                      Director
------------------------------------
DOUGLAS H. MCCORKINDALE

* Stephen P. Munn                              Director
------------------------------------
STEPHEN P. MUNN

* Richard A. Redeker                           Director
------------------------------------
RICHARD A. REDEKER

* Judy A. Rice                                 Director and President
------------------------------------
JUDY A. RICE

* Robin B. Smith                               Director
------------------------------------
ROBIN B. SMITH

* Stephen D. Stoneburn                         Director
------------------------------------
STEPHEN D. STONEBURN

* Clay T. Whitehead                            Director
------------------------------------
CLAY T. WHITEHEAD

* Grace C. Torres                              Treasurer and Principal
------------------------------------           Financial and Accounting
GRACE C. TORRES                                Officer

* By: /s/ Jonathan D. Shain                                                   September 5, 2003
------------------------------------
       JONATHAN D. SHAIN
       (ATTORNEY-IN-FACT)

                                 EXHIBIT INDEX


(a).  Articles of Amendment and Restatement filed August 26,
      2003.*

(b). By-Laws of the Registrant, as Amended and Restated on July 2, 2003.*

(d).  (1) Management Agreement between the Registrant and
      Prudential Investments LLC dated July 7, 2003.*
      (2) Subadvisory Agreement between Prudential Investments LLC and Prudential Investment Management, Inc. dated July 7,
      2003.*

(h).  (3) Amendment to Transfer Agency and Service Agreement dated
      September 4, 2002.*

(j).  Consent of Independent Auditors.*

(p).  (1) Code of Ethics of the Registrant dated September 4,
      2002.*
      (2) Code of Ethics and Personal Securities Trading Policy of
      Prudential Investment Management, Inc., Prudential
      Investments LLC and Prudential Investment Management
      Services LLC dated September 4, 2002.*

(q).  (1) Power of Attorney dated August 1, 2003.*
      (2) Power of Attorney dated August 1, 2003.*


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 *Filed herewith.